File No. 33-50027   CIK #910695


               Securities and Exchange Commission
                     Washington, D. C. 20549


                         Post-Effective


                         Amendment No. 4


                               to


                            Form S-6


        For Registration under the Securities Act of 1933
       of Securities of Unit Investment Trusts Registered
                         on Form N-8B-2

                  Kemper Defined Funds Series 5

         Name and executive office address of Depositor:

                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206

         Name and complete address of agent for service:

                         Robin Pinkerton
                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206



    ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 1997 pursuant to paragraph (b) of Rule 485.

                   KEMPER GOVERNMENT SECURITIES TRUST
                   KEMPER DEFINED FUNDS GNMA PORTFOLIO
              KEMPER DEFINED FUNDS U.S. TREASURY PORTFOLIO
              EVEREN UNIT INVESTMENT TRUSTS GNMA PORTFOLIO
          EVEREN UNIT INVESTMENT TRUSTS U.S TREASURY PORTFOLIO
                                PART ONE

     Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds GNMA Portfolio and EVEREN Unit Investment Trusts GNMA Portfolio (collectively, the "GNMA Trust") was formed for the purpose of obtaining safety of capital and current monthly distributions of interest and principal through investment in a portfolio consisting of mortgage-backed Securities of the modified pass-through type. All payments of principal and interest on the mortgage-backed Securities are fully guaranteed by the Government National Mortgage Association ("GNMA"). The full faith and credit of the United States is pledged to the payment of the Securities in the GNMA Trust but the Units of such Series are not backed by such full faith and credit.

     Each Series of the Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds U.S. Treasury Portfolio and EVEREN Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") was formed for the purpose of providing safety of capital and investment flexibility through an investment in a portfolio of interest-bearing (or in certain Series zero coupon) U.S. Treasury obligations that are backed by the full faith and credit of the United States Government. Interest income distributed by the U.S. Treasury Portfolio Series is generally exempt from state personal income taxes in all states.

     Certain Series are available to non-resident aliens and the income from such Series, provided certain conditions are met, will be exempt from withholding for U.S. Federal income tax for such foreign investors. A foreign investor must provide a completed W-8 form to his financial representative or the trustee to avoid withholding on his account.

     Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and are not Federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

                   SPONSOR:  RANSON & ASSOCIATES, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED  UPON  THE  ACCURACY OR ADEQUACY OF THIS PROSPECTUS.   ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The investor is advised to read and retain both parts of this Prospectus for future reference.

          The date of this Part One is that date set forth in
                       Part Two of the Prospectus


                            TABLE OF CONTENTS

                                                                      Page

SUMMARY - GNMA PORTFOLIO                                               4

GNMA PORTFOLIO                                                         6
   The GNMA Trust                                                      6
   Risk Factors                                                        7
   Portfolios                                                          7
   Origination                                                         8
   Nature of Ginnie Maes and GNMA Guaranty                             9
   Life of the Securities and of the Series of the GNMA Trust         10

SUMMARY - U.S. TREASURY PORTFOLIO                                     12

THE U.S. TREASURY PORTFOLIO SERIES                                    15
   Risk Factors                                                       15
   General                                                            16

PORTFOLIO SELECTION                                                   16

THE UNITS                                                             17

ESTIMATED LONG-TERM AND CURRENT RETURNS                               17

PUBLIC OFFERING OF UNITS                                              18
   Public Offering Price                                              18
   Public Distribution                                                22
   Profits of Sponsor                                                 23

TAX STATUS OF THE TRUSTS                                              24
   Regulated Investment Companies                                     24
   U.S. Treasury Portfolio Series                                     26
   Kemper Government Securities Trust, GNMA Portfolio (Foreign
     Investors Trust) and Kemper Defined Funds, GNMA Portfolio,
     Series 1                                                         31

RETIREMENT PLANS                                                      35

DISTRIBUTION REINVESTMENT                                             37

REDEMPTION                                                            38
   Right of Redemption                                                38
   Computation of Redemption Value                                    39
   Postponement of Redemption                                         40

RIGHTS OF UNITHOLDERS                                                 40
   Unitholders                                                        40
   Ownership of Units                                                 41
   Certain Limitations                                                41

EXPENSES AND CHARGES                                                  42
   Initial Expenses                                                   42
   Fees                                                               42
   Other Charges                                                      42

DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND
 CAPITAL GAINS ACCOUNTS.                                              43
   GNMA Trust                                                         43
   U.S. Treasury Portfolio Series                                     43
   General                                                            44

ADMINISTRATION OF THE TRUST                                           45

   Records and Accounts                                               45
   Portfolio Supervision                                              45
   Reports to Unitholders                                             46
   Amendments                                                         48
   Termination                                                        49

RESIGNATION, REMOVAL AND LIABILITY                                    49
   Regarding the Trustee                                              49
   Regarding the Sponsor                                              50
   Regarding the Evaluator                                            50

MISCELLANEOUS                                                         50
   Sponsor                                                            50
   Trustee                                                            51
   Legal Opinions                                                     51

INDEPENDENT AUDITORS                                                  51


Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedule of Investments*
Notes to Financial Statements*
*INFORMATION ON THESE ITEMS APPEARS IN PART TWO

                   KEMPER GOVERNMENT SECURITIES TRUST
                  KEMPER DEFINED FUNDS, GNMA PORTFOLIO
              KEMPER DEFINED FUNDS, U.S. TREASURY PORTFOLIO
              EVEREN UNIT INVESTMENT TRUSTS GNMA PORTFOLIO


SUMMARY - GNMA PORTFOLIO

     General. Each Series of the Kemper Government Securities Trust, GNMA Portfolio, Kemper Defined Funds, GNMA Portfolio and EVEREN Unit Investment Trusts GNMA Portfolio (each a "GNMA Trust" or "Trust"), is one of a series of unit investment trusts whose objective is to obtain safety of capital and to provide current monthly distributions of interest and principal through investment in a fixed portfolio initially consisting of contracts to purchase taxable mortgage-backed securities of the modified pass-through type ("Ginnie Maes" or "Securities"), including so-called "Ginnie Mae II's" (see "GNMA Portfolios-Origination"), which involve larger pools of mortgages and which have a central paying agent, fully guaranteed as to principal and interest by the Government National Mortgage Association ("GNMA"). Certain Series of the GNMA Trust contain Ginnie Maes which consist of pools of long term (i.e., 30 year) mortgages on 1- to 4-family dwellings. Other Series contain Ginnie Maes consisting of pools of mortgages on 1- to 4-family dwellings which have stated maturity of 15 years (so called "Ginnie Mae Midgets"). See "GNMA Portfolios" and the "Schedule of Investments" in Part Two. Under certain circumstances, the Sponsor may direct the Trustee to reinvest certain surplus monies in the principal account of a Series in additional Ginnie Maes. See "Administration of the Trust - Portfolio Supervision."

     The guaranteed payment of principal and interest afforded by Ginnie Maes may make an investment in a Series of the GNMA Trust particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy whole or fractional Units (minimum purchase $1,000, $250 for IRA accounts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

     Monthly Distributions. Monthly distributions of principal, prepayments of principal, if any, and interest received by a Series of the GNMA Trust will be paid in cash unless the Unitholder elects to have them automatically reinvested in any open-end mutual fund underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the GNMA Trusts, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment. Any such reinvestment is made at net asset value, that is, without a sales charge. Investors have the ability to designate that only principal payments (including prepayments) or only interest payments or both are to be reinvested. Investors who intend to participate in the Reinvestment Program should so indicate at the time of their purchase. See "Distribution Reinvestment." It should be noted by purchasers of Midget Foreign Investors Trusts that distributions from the reinvestment fund chosen generally will be subject to U.S. Federal income tax withholding. Distributions will be made on or about the last day of each month to Unitholders of record on the 1st day of such month.

     Securities. One or more different issues of Ginnie Maes were deposited in the GNMA Trust on the Initial Date of Deposit. The current percentage relationship among the Ginnie Maes in a GNMA Series is shown under "Essential Information" and "Schedule of Investments" in Part Two.

     Risk Factors. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Securities in certain Series of the GNMA Trust and the lower coupon interest rates on such Securities, the value of such Series should tend to fluctuate less than longer term obligations. Some or all of the Securities in a Series of the GNMA Trust may have been purchased at a market discount.

     Estimated Current and Long-Term Returns. The Estimated Current Return shown under "Essential Information" in Part Two, shows the return based on the Public Offering Price which includes a sales charge and is computed by dividing the estimated net annual interest income by the Public Offering Price. The net annual interest rate will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sale, scheduled payments, prepayments or maturity of underlying Securities. The Public Offering Price will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and, in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated average life of all of the Securities in the Trusts and
(2) takes into account the expenses and sales charge associated with each Unit of each Trust. Since the market values and estimated average life of the Securities and the expenses of the Trusts will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price. See "Estimated Long-Term and Current Returns." The net annual income is, of course, taxable to a Unitholder. The net annual income is not taxable for Federal income tax purposes to qualified foreign investors who have purchased Midget Foreign Investors Trusts. See "Tax Status of the Trusts" and "Retirement Plans."

     Market for Units. The Sponsor, though not obligated to do so, intends to maintain a market for the Units of the Series of the GNMA Trust based on the aggregate bid side evaluation of the underlying

Securities plus, in the case of certain Trusts, Purchased Interest and Daily Accrued Interest. If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities in each Series. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.


GNMA PORTFOLIO

     The GNMA Trust. Each Series of the GNMA Trust is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "Indenture").* Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The purpose and objective of the GNMA Trust is to provide investors with an appropriate vehicle to obtain safety of capital and monthly distributions of interest and principal through investment in a fixed portfolio of securities (the "GNMA Portfolio") consisting of taxable mortgage-backed securities of the modified pass-through type ("Ginnie Maes") guaranteed by the Government National Mortgage Association ("GNMA") and backed by the full faith and credit of the United States.
In addition, the Midget Foreign Investors Trusts and GNMA Foreign Investors Portfolio Series, which are available only to non-resident alien investors, have an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for such foreign investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. See "Tax Status of the Trusts."

     As used herein, the term "Securities" means the Ginnie Maes described in Part Two under "Schedule of Investments."

     On the date shown, each Unit represented the fractional undivided interest in the Securities and estimated net income of the Series of the GNMA Trust set forth in Part Two under "Essential Information." Because regular payments of principal are to be received and certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the GNMA Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of a Series of the GNMA Trust pursuant to the Indenture.

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* To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said Indenture.

     Risk Factors. An investment in Units of a Series of the GNMA Trust should be made with an understanding of the risks which an investment in fixed rate long term debt obligations may entail, including the risk that the value of the GNMA Portfolio and hence of the Units will decline with increases in interest rates. Because of the shorter average life of the Ginnie Mae Midgets in certain Series of the GNMA Trust, and the lower coupon interest rate on such Securities, the value of the Units of such Series should tend to fluctuate less than that of Series composed of longer term obligations. The value of the underlying Securities will fluctuate inversely with changes in interest rates. In addition, the potential for appreciation of the underlying Securities, which might otherwise be expected to occur as a result of a decline in interest rates may be limited or negated by increased principal prepayments on the underlying mortgages. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

     The Securities in the Series of the GNMA Trust were chosen in part on the basis of their respective stated maturity dates. The ranges of maturity dates of the Securities contained in a Series of the Trust are shown in Part Two on the "Schedule of Investments." See "Life of the Securities and of the Series of the GNMA Trust."

     A Series of the GNMA Trust may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by securities backed by the full faith and credit of the United States but who do not wish to invest the minimum $25,000 which is required for a direct investment in GNMA guaranteed securities.

     Portfolios. The GNMA Portfolios of the Series of the GNMA Trust consist of Ginnie Maes, including so-called Ginnie Mae II's and, in the case of certain designated Series, Ginnie Mae Midgets, fully guaranteed as to payment of principal and interest by the Government National Mortgage Association. In order for Ginnie Maes to be eligible for inclusion in Midget Foreign Investors Trusts or GNMA Foreign Investors
Portfolio Series, evidence must be received by the Sponsor that the underlying mortgages were originated after July 18, 1984. Although the Sponsor believes that all the underlying mortgages were originated after July 18, 1984, to the extent that this is not the case, a Foreign Investor will be subject to withholding for U.S. Federal income taxes on income derived from mortgages that were originated on or prior to July 18, 1984. See "Tax Status of the Trusts." Each group of Ginnie Maes described herein as having a specified range of maturities includes individual mortgage-backed securities which have varying ranges of maturities. Each such group of Ginnie Maes is described as one category of securities because current market conditions accord no difference in price among the individual Ginnie Mae securities within such group on the basis of the difference in the maturity dates of each Ginnie Mae. As long as this market condition prevails, a purchase of Ginnie Maes with the same coupon rate and a maturity date within the range mentioned above will be considered an acquisition of the same Security. In the future, however, the difference in maturity ranges could affect the market value of the individual Ginnie Maes. At such time, any additional purchases by a GNMA Portfolio Series of the Trust will take into account the maturities of the individual Securities.

     A Series of the GNMA Trust may contain Securities which were acquired at a market discount. Such Securities trade at less than par value because the interest rates thereon are lower than interest rates on comparable debt securities being issued at currently prevailing interest rates. If interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued securities will increase and if interest rates for newly issued comparable securities decline, the market discount of previously issued securities will decrease, other things being equal. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.

     Holders of Units will be "at risk" with respect to such Securities (i.e., may derive either gain or loss from fluctuations in the evaluation of the Securities) from the date they commit for Units. See "Estimated Long - Term and Current Returns."

     The mortgages underlying a Ginnie Mae may be prepaid at any time without penalty. A lower or higher return on Units may occur depending on whether the price at which the respective Ginnie Maes were acquired by a Series of the Trust is lower or higher than par (which represents the price at which such Ginnie Maes will be redeemed upon prepayment). Redemption of premium Ginnie Maes at par pursuant to prepayments of mortgages will operate to lower the current return on Units outstanding at that time since premium Ginnie Maes normally carry higher interest coupons than par or discount Ginnie Maes. If mortgages rates decline in the future, such prepayments may occur with increasing frequency because, among other reasons, mortgagors may be able to refinance their outstanding mortgages at lower interest rates. See "Life of the Securities and of the Series of the GNMA Trust."

     Set forth below is a brief description of the current method of origination of Ginnie Maes; the nature of such securities, including the guaranty of GNMA; the basis of selection and acquisition of the Ginnie Maes included in the GNMA Portfolios; and the expected life of the Ginnie Maes in the Series of the GNMA Trust. The "Schedule of Investments" in
Part Two contains information concerning the coupon rate and range of stated maturities of the Ginnie Maes in such Series of the GNMA Trust.

     Origination. The Ginnie Maes included in the GNMA Portfolios are backed by the indebtedness secured by underlying mortgage pools of long term mortgages on 1- to 4-family dwellings. In the case of The Midget Foreign Investors Trusts or GNMA Foreign Investors Portfolio Series, which may be acquired only by qualified foreign investors, the Sponsor has acquired only pools containing mortgages which it believes were originated after July 18, 1984. The pool of mortgages which is to underlie a particular new issue of Ginnie Maes is assembled by the proposed issuer of such Ginnie Maes. The issuer is typically a mortgage banking firm, and in every instance must be a mortgagee approved by and in good standing with the Federal Housing Administration ("FHA"). In addition, GNMA imposes its own criteria on the eligibility of issuers, including a net worth requirement.

     The mortgages which are to comprise a new Ginnie Mae pool may have been originated by the issuer itself in its capacity as a mortgage lender or may be acquired by the issuer from a third party. Such third party may be another mortgage banker, a banking institution, the Veterans

Administration ("VA") (which in certain instances acts as a direct lender and thus originates its own mortgages) or one of several other governmental agencies. All mortgages in any given pool will be insured under the National Housing Act, as amended ("FHA-insured") or Title V of the Housing Act of 1949 ("FMHA-insured") or guaranteed under the Servicemen's Readjustment Act of 1944, as amended, or Chapter 37 of Title 38, U.S.C. ("VA-guaranteed"). Such mortgages will have a date for the first scheduled monthly payment of principal that is not more than one year prior to the date on which GNMA issues its guaranty commitment as described below, will have comparable interest rates and maturity dates, and will meet additional criteria of GNMA. All mortgages in the pools backing the Ginnie Maes contained in the Portfolios are mortgages on 1- to 4-family dwellings (having a stated maturity of up to 30 years, except in the case of certain Series containing Ginnie Mae Midgets, whose stated maturity is 15 years). In general, the mortgages in these pools provide for monthly payments over the life of the mortgage (aside from prepayments) designed to repay the principal of the mortgage over such period, together with interest at the fixed rate of the unpaid balance.

     To obtain GNMA approval of a new pool of mortgages, the issuer will file with GNMA an application containing information concerning itself, describing generally the pooled mortgages, and requesting that GNMA approve the issue and issue its commitment (subject to GNMA's satisfaction with the mortgage documents and other relevant documentation) to guarantee the timely payment of principal of and interest on the Ginnie Maes to be issued by the issuer. If the application is in order, GNMA will issue its commitment and will assign a GNMA pool number to the pool. Upon completion of the required documentation (including detailed information as to the underlying mortgages, a custodial agreement with a Federal or state regulated financial institution satisfactory to GNMA pursuant to which the underlying mortgages will be held in safekeeping, and a detailed guaranty agreement between GNMA and the issuer) the issuance of the Ginnie Maes is permitted. When the Ginnie Maes are issued, GNMA will endorse its guaranty thereon. The aggregate principal amount of Ginnie Maes issued will be equal to the then unpaid aggregate principal balances of the pooled mortgages. The interest rate borne by the Ginnie Maes is currently fixed at 1/2 of 1% below the interest rate of the pooled 1- to 4-family mortgages, the differential being applied to the payment of servicing and custodial charges as well as GNMA's guaranty fee.

     Ginnie Mae II's consist of jumbo pools of mortgages consisting of pools of mortgages from more than one issuer. The major advantage of Ginnie Mae II's lies in the fact that a central paying agent sends one check to the holder on the required payment date. This greatly simplifies the current procedure of collecting distributions from each issuer of a Ginnie Mae, since such distributions are often received late.

     Nature of Ginnie Maes and GNMA Guaranty. All of the Ginnie Maes in the GNMA Portfolio, including the Ginnie Mae II's, are of the "modified pass-through" type, i.e., they provide for timely monthly payments to the registered holders thereof (including the Series of the GNMA Trust) of a pro rata share of the scheduled principal payments on the underlying mortgages, whether or not collected by the issuers. Such monthly payments will also include, on a pro rata basis, any prepayments of principal of such mortgages received and interest (net of the servicing and other charges described above) on the aggregate unpaid principal balance of such Ginnie Maes, whether or not the interest on the underlying mortgage has been collected by the issuers.

     The Ginnie Maes in the GNMA Portfolios are guaranteed as to timely payment of principal and interest by GNMA. Funds received by the issuers on account of the mortgages backing the Ginnie Maes in the GNMA Portfolios are intended to be sufficient to make the required payments of principal of and interest on such Ginnie Maes but, if such funds are insufficient for that purpose, the guaranty agreements between the issuers and GNMA require the issuers to make advances sufficient for such payments. If the issuers fail to make such payments, GNMA will do so.

     GNMA is authorized by Section 306(g) of Title III of the National Housing Act to guarantee the timely payment of principal of and interest on securities which are based on or backed by a trust or pool composed of mortgages insured by FHA, the Farmers' Home Administration ("FMHA") or guaranteed by the VA. Section 306(g) provides further that the full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under any guaranty under such subsection. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United States backed by its full faith and credit."* GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under such guaranties.

     Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages and, except to the extent of funds received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of nor evidence any recourse against such issuers, but recourse thereon is solely against GNMA. Holders of Ginnie Maes (such as the GNMA Trust) have no security interest in or lien on the underlying mortgages.

     The GNMA guaranties referred to herein relate only to payment of principal of and interest on the Ginnie Maes in the GNMA Portfolios and not to the Units offered hereby.

     Life of the Securities and of the Series of the GNMA Trust. Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Series of the GNMA Trust in respect of the mortgages underlying the Ginnie Maes in the GNMA Portfolios. All of the mortgages in the pools relating to the Ginnie Maes in the GNMA Portfolios are subject to prepayment without any significant premium or penalty at the option of the mortgagors. While the mortgages on 1- to 4-family dwellings underlying the Ginnie Maes have a stated maturity of up to 30 years (15 years for Ginnie Mae Midgets), it has been the experience of the mortgage industry that the average life of comparable mortgages,

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* Any statement in this Prospectus that a particular Security is backed by the full faith and credit of the United States is based upon the opinion of an Assistant Attorney General of the United States and should be so construed.

owing to prepayments, refinancings and payments from foreclosures is considerably less.

     In the mid 1970s, published tables for Ginnie Maes utilized a 12-year average life assumption for Ginnie Mae pools of 26-30 year mortgages on 1- to 4-family dwellings. This assumption was derived from the FHA experience relating to prepayments on such mortgages during the period from the mid 1950s to the mid 1970s. This 12-year average life assumption was calculated in respect of a period during which mortgage lending rates were fairly stable. That assumption is probably no longer an accurate measure of the life of Ginnie Maes or their underlying single family mortgage pools. However, current yield tables, published in 1981, still utilize the 12-year average life assumption and Ginnie Maes continue to be traded based on this assumption. Recently, mortgages issued at high interest rates have experienced accelerated prepayment rates which would indicate a shorter average life than 12 years.

     A number of factors, including homeowner's mobility, change in family size and mortgage market interest rates will affect the average life of the Ginnie Maes in the GNMA Portfolios. For example, Ginnie Maes issued during a period of high interest rates will be backed by a pool of mortgage loans bearing similarly high rates. In general, during a period of declining interest rates, new mortgage loans with interest rates lower than those charged during periods of high rates will become available. To the extent a homeowner has an outstanding mortgage with a high rate, he may refinance his mortgage at a lower interest rate or he may rapidly repay his old mortgage. Should this happen, a Ginnie Mae issued with a high interest rate may experience a rapid prepayment of principal as the underlying mortgage loans prepay in whole or in part. Accordingly, there can be no assurance that the prepayment levels which will be actually realized will conform to the experience of the FHA, other mortgage lenders or other Ginnie Mae investors.

     It is not possible to meaningfully predict prepayment levels regarding the Ginnie Maes in the GNMA Portfolios. Therefore, the termination of a Series of the GNMA Trust might be accelerated as a result of prepayments made as described herein.

     In addition to prepayments as described above, sales of Securities in the GNMA Portfolios under certain permitted circumstances may result in an accelerated termination of a Series of the GNMA Trust. Also, it is possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the GNMA Portfolios to a size resulting in such termination. Early termination of a Series of the GNMA Trust may have important consequences to the Unitholder, e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending, in part, on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages. In addition, a capital gain or loss may result for tax purposes from termination of the GNMA Portfolios.

SUMMARY - U.S. TREASURY PORTFOLIO

     Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio and EVEREN Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") is a unit investment trust whose objective is to obtain safety of capital and investment flexibility as well as current monthly distributions of interest through investment in a fixed, laddered portfolio consisting of interest-bearing U.S. Treasury obligations or, in certain U.S. Treasury Portfolio Series, consisting of some or almost all zero coupon U.S. Treasury obligations (the "U.S. Treasury Obligations"). The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. Each U.S. Treasury Portfolio Series has an additional purpose of providing income which is exempt from withholding for U.S. Federal income taxes for non-resident alien investors. A foreign investor must provide a completed W-8 Form to his financial representative or the Trustee to avoid withholding on his account. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the portfolio which will generally decrease or increase inversely with changes in interest rates.

     The  guaranteed payment of principal and interest afforded  by  U.S.
Treasury Obligations, and, with respect to those Series which own zero coupon U.S. Treasury Obligations ("Stripped Treasury Securities"), the additional fact that no interest distributions will be made prior to maturity of the Stripped Treasury Securities may make investment in U.S. Treasury Portfolio Series particularly well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. In addition, the ability to buy Units (minimum purchase $1,000 per Series, $250 for IRA accounts) at a Public Offering Price of approximately $1.00 per Unit ($10.00 per Unit for Kemper Defined Funds and EVEREN Unit Investment Trusts) enables such investors to tailor the dollar amount of their purchases of Units to take maximum possible advantage of the annual deductions available for contributions to such plans. Investors should consult with their tax advisers before investing. See "Retirement Plans."

     Monthly Distributions. Monthly distributions of interest received by each U.S. Treasury Portfolio Series will be paid in cash unless the Unitholder elects to have them automatically reinvested in any mutual fund underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the U.S. Treasury Portfolio, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment. Any such reinvestment is made at net asset value (that is, without a sales charge). Investors have the ability to designate that only principal payments or only interest payments or both are to be reinvested (see "Reinvestment Program"). Distributions of principal will be made in accordance with the instructions of the investor in any month the amount in the Principal Account equals or exceeds $1.00 per 1,000 Units ($1.00 per 100 Units for certain Trusts). Distributions will be made as specified in Part Two for each Trust.

     Stripped Treasury Securities. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

     Stripped Treasury Securities held by any Series of the U.S. Treasury Portfolio Series Trust shall consist solely of either of the following types of the registered securities: (a) U.S. Treasury debt obligations originally issued as bearer coupon bonds which have been stripped of their unmatured interest coupons and (b) coupons which have been stripped from U.S. Treasury bearer bonds, either of which may be held through the Federal Reserve Bank's book entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest.

     The Stripped Treasury Securities are sold at a substantial discount from their face amounts payable at maturity. The holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of cash attributable to that income. Accordingly, any Series owning Stripped Treasury Securities may not be a suitable investment unless these taxes can be paid from other funds or unless such Series is purchased by Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans. Stripped Treasury Securities are marketable in substantially the same manner as other discount Treasury Securities.

     Risk Factors. An investment in Units of the U.S. Treasury Portfolio should be made with an understanding of the risks which an investment in fixed-rate U.S. Treasury obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. Some or all of the Securities in the Trust Fund have been purchased at a market discount. The current returns (coupon interest rate) of such Securities are lower than the current returns of similar, comparably rated, Securities issued at currently prevailing interest rates.

     Additionally, an investment in a Series holding Stripped Treasury Securities should be made with an understanding of the risks which an investment in debt obligations, most of which were purchased at a deep discount, may entail, including the risk that the value of the underlying debt obligations and hence of the Units will decline with increases in interest rates. The market value of Stripped Treasury Securities, and therefore the value of the Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations of comparable maturities which pay interest currently. This risk is greater when the period to maturity is longer. No distributions of income are anticipated until maturity of the Stripped Treasury Securities. The price per Unit will vary in accordance with fluctuations in the values of the Stripped Treasury Securities, and the distributions could change if Stripped Treasury Securities are paid or sold, or if the expenses of the Trust change.

     The Stripped Treasury Securities will mature at one year intervals in consecutive years and do not make any periodic payment of income prior to maturity. Accordingly, it is not anticipated that there will be any periodic distributions of income.

     Because interest on "zero coupon" debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accreted and reinvested interest (and of a trust comprised of these obligations), is subject to greater fluctuations than of obligations which distribute income regularly. Accordingly, while the full faith and the credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater risk than in a trust which is invested in debt obligations or comparable maturity which pay interest currently. This risk is greater when the period to maturity is longer.

     Estimated Current and Long-Term Returns. The Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The net estimated annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, Sponsor and Evaluator and with the exchange, redemption, sales, scheduled payments, prepayments or maturity of underlying Securities in the portfolio. The Public Offering Price of a Trust will also vary with fluctuations in the evaluation of the underlying Securities and accrued interest, and in the case of certain Trusts with changes in the Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which
(1) takes into account the amortization of premiums and the accretion of discounts, the estimated retirements of all the Securities in such Series and (2) takes into account the expenses and sales charge associated with each Unit of the Trust. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Securities and the expenses of a Trust will change, it can be expected that the Estimated Long-Term Returns will fluctuate in the future. Estimate Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculation includes only the net annual interest rate and Public Offering Price.

     Market for Units. The Sponsor, though not obligated to do so, after the initial offering period, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest). If such market is not maintained, a Unitholder will, nevertheless, be able to dispose of his Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. See "Redemption." Market conditions may cause such prices to be greater or less than the amount paid for Units.

THE U.S. TREASURY PORTFOLIO SERIES

     Each Kemper Government Securities Trust, U.S. Treasury Portfolio, Kemper Defined Funds, U.S. Treasury Portfolio and EVEREN Unit Investment Trusts U.S. Treasury Portfolio (collectively, the "U.S. Treasury Portfolio Series") is a "unit investment trust" created under Missouri or New York law pursuant to a Trust Indenture and Agreement (hereinafter collectively referred to as the "Indenture").* Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The objective of the U.S. Treasury Portfolio is to obtain safety of capital and investment flexibility through investment in a fixed, laddered portfolio consisting of interest-bearing (or in some cases zero coupon) U.S. Treasury obligations. The U.S. Treasury Portfolio Series is formed for the purpose of providing protection against changes in interest rates and also passing through to Unitholders in all states the exemption from state personal income taxes afforded to direct owners of U.S. obligations. The Securities are direct obligations of the United States and are backed by its full faith and credit. The value of the Units, the estimated current return and estimated long-term return to new purchasers will fluctuate with the value of the Securities included in the portfolio which will generally decrease or increase inversely with changes in interest rates. See "Tax Status of the Trusts."

     Risk Factors. An investment in Units of the U.S. Treasury Portfolio Series should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risks that the value of the Portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Securities will fluctuate inversely with changes in interest rates. The high inflation of prior years, together with the fiscal measures adopted to attempt to deal with it, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate long term debt obligations generally. The Sponsor cannot predict whether such fluctuations will continue in the future.

     In selecting Securities for deposit in the U.S. Treasury Portfolio Series, the following factors, among others, were considered by the
Sponsor: (i) the prices of the Securities relative to other comparable Securities; (ii) the maturities of these Securities; and (iii) whether the Securities were issued after July 18, 1984.

     The U.S. Treasury Portfolio Series may be an appropriate medium for investors who desire to participate in a portfolio of taxable fixed income securities offering the safety of capital provided by an investment backed by the full faith and credit of the United States. In addition, many investors may benefit from the exemption from state and

-----------------
* To the extent reference is made to the Indenture, any statements herein are qualified in their entirety by the provisions of said indenture.

local personal income taxes that will pass through the U.S. Treasury Portfolio Series to Unitholders in virtually all states.

     Since Unitholders of a Series holding Stripped Treasury Securities will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income, such Series may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans or other tax-deferred retirement plans.

     General. Each Unit in a Series represents the fractional undivided interest in the U.S. Treasury Portfolio Series as set forth under "Essential Information" in Part Two. Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the U.S. Treasury Portfolio Series of the Trust is not expected to retain its present size and composition. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.


PORTFOLIO SELECTION

     In selecting Ginnie Maes and U.S. Treasury Obligations (collectively referred to herein as the "Portfolio Obligations") for deposit in a Series of the appropriate Trusts, the following factors, among others, were considered by the Sponsor: (i) the types of such obligations available; (ii) the prices and yields of such obligations relative to other comparable obligations including the extent to which such obligations are trading at a premium or at a discount from par; and
(iii) the maturities of such obligations.

     Each Series of the Trusts consists of the unamortized principal amount of the Portfolio Obligations listed in Part Two under "Schedule of Investments" as may continue to be held from time to time in such Series together with accrued and undistributed interest thereon and undistributed cash representing payments and prepayments of principal and proceeds realized from the disposition of Portfolio Obligations. Neither the sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities.

     Each series of the Trust may contain "zero coupon" U.S. Treasury Obligations. See "Schedule of Investments" in Part Two of this Prospectus. Zero coupon obligations are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the obligations and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments (such as the zero coupon obligations) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

     Because regular payments of principal are to be received and certain of the Portfolio Obligations from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, the Series of the Trusts are not expected to retain their present size and composition.


THE UNITS

     Each Unit represents the fractional undivided interest in a Series of the Trusts set forth in Part Two under "Essential Information." If any Units are redeemed by the Trustee, the principal amount of Portfolio Obligations in such Series of the Trusts will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Series of the Trusts. See "Redemption" and "Administration of the Trust - Termination."


ESTIMATED LONG-TERM AND CURRENT RETURNS

     The Estimated Current Return and Estimated Long-Term Return for each trust are the amounts set forth in Part Two under "Essential Information" as of the date shown on that page. Estimated Current Return is calculated by dividing the estimated net annual interest rate per Unit by the Public Offering Price. The estimated net annual interest rate per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Portfolio Obligations while the Public Offering Price will vary with changes in the offering price of the underlying Portfolio Obligations and accrued interest, and in the case of certain Trusts, with changes in Purchased Interest and Daily Accrued Interest; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. The Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and, in the case of GNMA Portfolio Series, the estimated average life of all the Portfolio Obligations in such Series or, in the case of U.S. Treasury Portfolio Series, the estimated retirements of all of the Portfolio Obligations in such Series and
(2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and the estimated average lives or estimated retirements, as the case may be, of the Portfolio Obligations and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated dates and amounts of principal returned while the Estimated Current Return calculations include only net annual interest rates and Public Offering Price. See "Summary - GNMA Portfolio - Estimated Current and Long-Term Returns" and "Summary - U.S. Treasury Portfolio - Estimated Current and Long-Term Returns."

     Payments received in respect of the mortgages underlying the Ginnie Maes in the GNMA Trust Portfolios will consist of a portion representing interest and a portion representing principal. Although the aggregate monthly payment made by the obligor on each mortgage remains constant (aside from optional prepayments of principal), in the early years most of each such payment will represent interest, while in later years, the proportion representing interest will decline and the proportion representing principal will increase. However, by reason of optional prepayments, principal payments in the earlier years on the mortgages underlying the Ginnie Maes may be substantially in excess of those required by the amortization schedules of such mortgages. Therefore, principal payments in later years may be substantially less since the aggregate unpaid principal balances of such underlying mortgages may have been greatly reduced. To the extent that the underlying mortgages bearing higher interest rates in the GNMA Trust Portfolios are pre-paid faster than the other underlying mortgages, the net annual interest rate per Unit and the Estimated Current Return on the Units can be expected to decline. Monthly payments to the Unitholders will reflect all of the foregoing factors.

     In addition to the Public Offering Price, the price of a Unit will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of the Trusts to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units. If a Unitholder sells all or a portion of his Units, he will receive his proportionate share of the accrued interest on such Series from the purchaser of his Units. Similarly, if a Unitholder redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations.


PUBLIC OFFERING OF UNITS

     Public  Offering  Price.   The Public Offering  Price  of  Units  is
computed by adding to the aggregate bid price of the Portfolio Obligations in that Series of the Trusts as determined by the Evaluator (see below) plus any money in the Principal Account of such Series other than money required to redeem tendered Units, plus Purchased Interest, if any, and accrued interest (or Daily Accrued Interest), then dividing such sum by the number of Units of such Series outstanding and then adding that sales charge referred to below.

     Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced or may discontinue the discount altogether.

     The sales charge per Unit for the GNMA Portfolio Series will be reduced pursuant to the following graduated scale:

                               GNMA MIDGET SERIES             GNMA SERIES
                            ------------------------     ------------------------
                            PERCENT OF    PERCENT OF     PERCENT OF    PERCENT OF
                             OFFERING     NET AMOUNT      OFFERING     NET AMOUNT
TICKET SIZE                   PRICE        INVESTED        PRICE        INVESTED
-----------                 ----------    ----------     ----------    ----------
Less than $100,000            3.50%         3.627%         3.95%         4.112%
$100,000 to $249,999          3.25          3.359          3.70          3.842
$250,000 to $499,999          2.85          2.934          3.35          3.466
$500,000 to $999,999*         2.60          2.669          3.10          3.199

----------------
* For any transaction in excess of this amount, contact the Sponsor for the applicable sales charge.


     The sales charge per Unit for U.S. Treasury Portfolio Series will be reduced pursuant to the following graduated scale:

                                              DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY

                             0-1.99 YEARS     2-2.99 YEARS     3-4.99 YEARS     5-6.99 YEARS     7-9.99 YEARS
                             ------------     ------------     ------------     ------------     ------------
TICKET SIZE                                  SALES CHARGE (PERCENT OF PUBLIC OFFERING PRICE)
-----------                  --------------------------------------------------------------------------------
Less than $500,000              1.25%            1.50%            1.75%            2.25%            3.00%
$500,000 to $999,999            1.00             1.25             1.50             1.75             2.50
$1,000,000 to $1,499,999*       1.00             1.00             1.25             1.50             2.00

----------------
* For any transaction in excess of $1,499,999, please contact the Sponsor for the applicable sales charge.


     The reduced sales charges as shown on the tables above will apply to all purchases of Units on any one day by the same person from the same firm, and for this purpose, purchases of Units of one or more Series of the Trusts will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor.

     Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge is also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

     The Sponsor will also allow purchasers who commit to purchase $1 million or more of a Series units during a 12 month period to do so at the applicable sales charge for such series pursuant to a letter of intent, subject to certain restrictions.

     The Sponsor intends to permit officers, directors and employees of the Sponsor and Evaluator to purchase Units of any Series of the Trusts without a sales charge, although a transaction processing fee may be imposed on such trades. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and the right to charge the amount of the sales charge from time to time.

     Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     In addition to the Public Offering Price, the price of a Unit of a Series of the Kemper Government Securities Trust will include accrued interest on the Portfolio Obligations from the last Record Date of that Series of such Trust to the date of settlement for any purchase. Therefore, accrued interest will generally be added to the value of the Units of such Trust. If a Unitholder of the Kemper Government Securities Trust sells all or a portion of his Units, he will receive his proportionate share of the accrued interest for that Series of the Trusts from the purchaser of his Units. Similarly, if a Unitholder of the Kemper Government Securities Trust redeems all or a portion of his Units, the Redemption Price per Unit will include accrued interest on the Portfolio Obligations in such Series.

     In the case of certain Series of Kemper Defined Funds, the Public Offering Price includes accrued interest which consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a security from the later of the last day on which interest thereon was paid or the date of original issuance of the security. Interest on the Portfolio Obligations in a Trust is paid monthly or semi-annually to the Trust. The aggregate amount of such accrued interest on the Portfolio Obligations in a Trust in certain Series of Kemper Defined Funds to the First Settlement Date of such Trust is referred to herein as "Purchased Interest." Included in the Public
Offering Price of the Trust Units is Purchased Interest. The second element of accrued interest arises because the estimated net interest on the Units in a Trust is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest" for purposes of certain Kemper Defined Funds Trusts). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units in certain Series of Kemper Defined Funds will include the proportionate share of Daily Accrued Interest to the date of settlement. If a Unitholder in certain Series of Kemper Defined Funds sells or redeems all or a portion of his Units or if the Portfolio Obligations are sold or otherwise removed or if the Trust is liquidated, he will receive at that time his proportionate share of the Purchased Interest and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in the Trust.

     In the case of certain other Series of Kemper Defined Funds and all Series of EVEREN Unit Investment Trusts, the Public Offering Price includes accrued interest as described in this paragraph. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually (monthly in the case of Ginnie Maes, if any) although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units. In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest bearing to Unitholders, the Trustee benefits thereby.

     The Public Offering Price on any date will vary from the amount stated under "Essential Information" in Part Two due to fluctuations in the valuation of the underlying Portfolio Obligations in such Series of the Trusts and accrued interest, and, in the case of certain Trusts, the additions or deletions of Purchased Interest and Daily Accrued Interest.

     The aggregate bid prices of the Portfolio Obligations in a Series of the Trusts, are determined for each Series of the Trusts by the Evaluator, in the following manner: (a) on the basis of current bid prices for the Portfolio Obligations, (b) if bid prices are not available for the Portfolio Obligations, on the basis of current bid prices for comparable securities, (c) by determining the value of the Portfolio Obligations on the bid side of the market by appraisal, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Portfolio Obligations from investment dealers or brokers, including the Sponsor. Such evaluations and computations will be made as of the close of business on each business day and will be effective for all sales of Units made during the preceding 24-hour period. Evaluations, for purposes of redemptions by the Trustee, will be made each business day as of the Evaluation Time stated under "Essential Information" in Part Two, effective for all redemptions made subsequent to the last preceding determination.

     In connection with the Ginnie Maes deposited in the GNMA Trusts, there is a period of time beginning on the first day of each month, during which the total amount of payments (including prepayments, if any) of principal for the preceding month on the various mortgages underlying each of the Ginnie Maes in the Portfolio of a Series will not yet have been reported by the issuer to GNMA and made generally available to the public. During this period, the precise principal amount of the underlying mortgages remaining outstanding for each Ginnie Mae in the Portfolios, and therefore the precise principal amount of such Security, will not be known, although the principal amount outstanding for the preceding month will be known. Therefore, the exact amount of principal to be acquired by the Trustee as a holder of such Securities which may be distributed to Unitholders of such Series with the next monthly distribution will not be known. The Sponsor does not expect that the amounts of such prepayments and the differences in such principal amounts from month to month will be material in relation to a Series of the GNMA Trusts due to the number of mortgages underlying each Ginnie Mae and the number of such Ginnie Maes in each Series of the GNMA Trusts. However, there can be no assurance that they will not be material. For purposes of the determination by the Evaluator of the bid prices of the Ginnie Maes in the GNMA Portfolios and for purposes of calculations of accrued interest on the Units, during the period in each month prior to the time when the precise amounts of principal of the Ginnie Maes for the month become publicly available, the Evaluator will base its evaluations and calculations, which are the basis for calculations of the Public Offering Price, the Sponsor's Repurchase Price and the Redemption Price per Unit, upon the principal amount of such Series outstanding for the preceding month. The Sponsor expects that the differences in such principal amounts from month to month will not be material to each GNMA Portfolio Series of the Trusts. Nevertheless, the Sponsor will adopt procedures as to pricing and evaluation for the Units of each Series of the GNMA Trusts, with such modifications, if any, deemed necessary by the Sponsor for the protection of Unitholders, designed to minimize the impact of such differences upon the calculation of the Public Offering Price per Unit, the Sponsor's Repurchase Price per Unit and the Redemption Price per Unit of such Series.

     Public Distribution. The Sponsor has qualified Units for sale in various states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Such firms receive a discount from the Public Offering Price as indicated in the tables under "Profit of Sponsor" below. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in an amount as indicated in the tables under "Profit of Sponsor" below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking permitted regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor reserves the right to change the discounts from time to time. The difference between the discounts and the sales charge will be retained by the Sponsor.

     The Sponsor also reserves the right to change the discounts set forth above from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Series of the Trusts and other unit investment trusts underwritten by the Sponsor.

     While not obligated to do so, the Sponsor intends, subject to change at any time, to maintain a market for Units of the Series of the Trusts offered hereby and to continuously offer to purchase said Units at prices based on the aggregate bid prices of the underlying Portfolio Obligations in such Series, together with accrued interest to the expected date of settlement.

     The Sponsor may suspend or discontinue purchases of Units at prices based on the bid prices of Securities in any Series of the Trusts if the supply of Units exceeds demand, or for other business reasons.

     Profits of Sponsor. Sales of Units may be made to or through dealers or through others at prices which represent discounts from the Public Offering Price as set forth below. Discounted rates for the GNMA Portfolio Series are as follows:

                                      GNMA           GNMA
Ticket Size*                     Midget Series      Series
------------                     -------------      ------
Less than $100,000                   2.10%           2.60%
$100,000 to $249,999                 2.10            2.60
$250,000 to $499,999                 1.80            2.30
$500,000 to $999,999**               1.55            2.05

----------------
* The breakpoint is applied on a Unit basis utilizing a breakpoint equivalent in the above table of $1.00 per Unit for $1 Units and $1000 per 100 Units for $10 Units.

** For transactions in excess of this amount, contact the Sponsor for the applicable rates.


     On the sale of Units, the Sponsor will retain the difference between the discount and the sales charge. The Sponsor may also realize profits or sustain losses while maintaining a market in the Units, in the amount of any difference between the prices at which it buys Units and the prices at which Units are resold after allowing for the discount.

     Cash, if any, received by a dealer from Unitholders prior to the settlement date for a purchase of Units of any Series may be used in such dealer's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the dealer.

TAX STATUS OF THE TRUSTS

     Regulated Investment Companies. Each Series of the GNMA Trusts (except for Kemper Government Securities Trust GNMA Portfolio (Foreign Investors Trusts) and Kemper Defined Funds, GNMA Portfolio, Series 1) is an association taxable as a corporation under the Internal Revenue Code and intends to qualify on a continuing basis for special Federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its long-term capital gain over its net short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent the Trust distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Each Series of the GNMA Portfolio intends to timely distribute its taxable income (including any net capital gains) to avoid the imposition of Federal income tax or the excise tax. Distributions of the entire net investment income of each Series of such Trusts is required by the Indenture.

     In any taxable year of the Trusts, the distributions of its income, other than distributions which are designated as capital gain dividends, will, to the extent of the earnings and profits of such Series, constitute dividends for Federal income tax purposes which are taxable as ordinary income to Unitholders. To the extent that the distributions to a Unitholder in any year exceed the Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the Unitholder's basis in his Units, and to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. Distributions from each Series of the GNMA Trusts will not be eligible for the 70% dividends received deduction for corporations. Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December, payable to Unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by each Series of such Trusts (and received by the Unitholders) on December 31 of the year such distributions are declared. Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the GNMA Trusts, as long as the Units of such Trusts are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units of any Series of a GNMA Trust are held by fewer than 500 persons, additional taxable income will be realized by the individual (and other noncorporate) Unitholders in excess of the distributions received from such Series.

     Distributions of the Trusts' net capital gain which the Trusts designate as capital gain dividends will be taxable to Unitholders thereof as long-term capital gains, regardless of the length of time the Units have been held by a Unitholder. However, if a Unitholder receives a long-term capital gain dividend (or is allocated a portion of the

Trust's undistributed long-term capital gain) and sells his Units at a loss prior to holding them for 6 months, such loss will be recharacterized as long-term capital loss to the extent of such long-term capital gain received as a dividend or allocated to a Unitholder. Distributions in partial liquidation, reflecting the proceeds of prepayments, redemptions, maturities (including monthly mortgage payments of principal in GNMA Series) or sales of Portfolio Obligations from a Series of such Trusts (exclusive of net capital gain) will not be taxable to Unitholders of such Series to the extent that they represent a return of capital for tax purposes. The portion of distributions which represents a return of capital will, however, reduce a Unitholder's basis in his Units, and to the extent they exceed the basis of his Units will be taxable as a capital gain. A Unitholder may recognize a taxable gain or loss when his Units are sold or redeemed. Such gain or loss will generally constitute either a long-term or short-term capital gain or loss depending upon the length of time the Unitholder has held his Units. Any loss on Units held six months or less will be treated as long-term capital loss to the extent of any long-term capital gains dividends received (or deemed to have been received) by the Unitholder with respect to such Units. For taxpayers other than corporations, net capital gains are presently subject to a maximum stated marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. A capital loss is long-term if the asset is held for more than one year and short-term if held for one year or less.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. If a Ginnie Mae or Fannie Mae has been purchased by a GNMA Trust at a market discount (i.e., for a purchase price less than its stated redemption price at maturity (or if issued with original issue discount, its "revised issue price")) unless the amount of market discount is "de minimis" as specified in the Code each payment of principal on such security will generally constitute ordinary income to such Series of the Trust to the extent of any accrued market discount unless the Trust elects to include the accrued market discount in taxable income as it accrues. In the case of a Ginnie Mae, the amount of market discount that is deemed to accrue each month shall generally be the amount of discount that bears the same ratio to the total amount of remaining market discount that the amount of interest paid during the accrual period (each month) bears to the total amount of interest remaining to be paid on the Ginnie Mae as of the beginning of the accrual period.

     Each Unitholder of each Series of the GNMA Trusts shall receive an annual statement describing the tax status of the distributions paid by such Series of such Trust.

     Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

     The foregoing discussion relates only to the Federal income tax status of the Trust and to the tax treatment of distributions by the Trust to United States Unitholders.

     A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from the Trust which constitute dividends for Federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from the Trust that are designated by the Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units. Units in the Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisers in this regard.

     U.S. Treasury Portfolio Series. In the opinion of Chapman and Cutler, counsel for the Sponsor:

          (1) Each Series of the U.S. Treasury Portfolio is not an association taxable as a corporation for Federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of the U.S. Treasury Portfolio Series of the Trust under the Code and income of such Series will be treated as the income of the Unitholders under the Code. Each Unitholder will be considered to have received his or her pro rata share of income derived from each Series asset when such income is considered to be received by each U.S. Treasury Portfolio Series.

          (2) Each Unitholder will have a taxable event when the U.S. Treasury Portfolio Series disposes of a U.S. Treasury Obligation, or when the Unitholder redeems or sells his Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received by the U.S. Treasury Portfolio Series, if any, on U.S. Treasury Obligations delivered after the Unitholder pay for their Units to the extent that such interest accrued on such U.S. Treasury Obligations before the date each U.S. Treasury Portfolio Series acquired ownership of the U.S. Treasury Obligations (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of U.S. Treasury Obligations (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder. The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds from such disposition with the Unitholder's basis for his or her fractional interest in the asset disposed of. In the case of a Unitholder who purchases Units, such basis (before adjustment for earned original issue discount, amortized bond premium and accrued market discount (if the Unitholder has elected to include such market discount in income as it accrues), if any) is determined by apportioning the cost of the Units among each of the U.S. Treasury Portfolio Series assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

          (3) Certain Series of the U.S. Treasury Portfolio Series contain Stripped Treasury Securities. The basis of each Unit and of each U.S. Treasury Obligation which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each U.S. Treasury Obligation which was purchased by such Trusts at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Trust may contain certain "zero coupon" Securities (the "Stripped Treasury Securities") that are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under
     Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder. Because the Stripped Treasury Securities represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Stripped Treasury Securities held by the Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by the U.S. Treasury Portfolio Series as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent that the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest.

     In the case of the Stripped Treasury Securities, this method will generally result in an increasing amount of income to the
     Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

          (4) The Unitholder's aliquot share of the total proceeds received on the disposition of, or principal paid with respect to, a U.S. Treasury Obligation held by the U.S. Treasury Portfolio Series will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on such U.S. Treasury Obligation issued that has not previously been included in taxable income by such Unitholder. A Unitholder may generally elect to include market discount in income as such discount accrues. In general, market discount is the excess, if any, of the Unitholder's pro rata portion of the outstanding principal balance of a U.S. Treasury Obligation over the Unitholder's initial tax basis for such pro rata portion, determined at the time such Unitholder acquires his Units. However, market discount with respect to any U.S. Treasury Obligation will generally be considered zero if it amounts to less than 0.25% of the obligation's stated redemption price at maturity times the number of years to maturity. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules as discussed above. If a Unitholder sells his Units, gain, if any, will constitute ordinary income to the extent of the aggregate of the accrued market discount on the Unitholder's pro rata portion of each U.S. Treasury Obligation that is held by the U.S. Treasury Portfolio Series that has not previously been included in taxable income by such Unitholder. In general, market discount accrues on a ratable basis unless the Unitholder elects to accrue such discount on a constant interest rate basis. However, a Unitholder should consult his own tax adviser regarding the accrual of market discount. The deduction by a Unitholder for any interest expense incurred to purchase or carry Units will be reduced by the amount of any accrued market discount that has not yet been included in taxable income by such Unitholder. In general, the portion of any interest expense which is not currently deductible would be ultimately deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

         (5) The Code provides that "miscellaneous itemized deductions" are allowable only to the extent that they exceed two percent of an individual taxpayer's adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law include a Unitholder's pro rata share of expenses paid by the applicable Series of the U.S. Treasury Portfolio Series, including fees of the Trustee, and the Evaluator, but does not include amortizable bond premium on U.S. Treasury Obligations held by the U.S. Treasury Portfolio Series.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     The tax basis of a Unitholder with respect to his interest in a U.S. Treasury Obligation is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the U.S. Treasury Obligations held by the Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized acquisition premium which the Unitholder has properly elected to amortize under Section 171 of the Code. A Unitholder's tax basis in his Units will equal his tax basis in is pro rata portion of all of the asset of the Trust.

     A Unitholder will recognize taxable capital gain (or loss) when all or part of his pro rata interest in a U.S. Treasury Obligation is disposed of in a taxable transaction for an amount greater (or less) than his tax basis therefor. Any gain recognized on a sale or exchange and not constituting a realization of accrued "market discount," and any loss will, under current law, generally be capital gain or loss except in the case of a dealer or financial institution. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any U.S. Treasury Obligation deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. Any capital gain or loss arising from the disposition of a U.S. Treasury Obligation by the Trust or the disposition of Units by a Unitholder will be short-term capital gain or loss unless the Unitholder has held his Units for more than one year in which case such capital gain or loss will be long-term. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unitholder realizing taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all Trust assets including his pro rata portion of the U.S. Treasury Obligations represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules
(assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.

     The Sponsor believes that Unitholders who are individuals will not be subject to any state personal income taxes on the interest received by a U.S. Treasury Portfolio Series and distributed to them. However, Unitholders (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from a U.S. Treasury Portfolio Series and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual

Unitholders (and any other Unitholders which are not subject to state and local taxes on the interest income derived from U.S. Treasury Portfolio Series) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by a U.S. Treasury Portfolio Series, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsor believes that interest income from a U.S. Treasury Portfolio Series is exempt from state personal income taxes in all states, Unitholders should consult their own tax advisers with respect to state and local taxation of the purchase, ownership and disposition of Units.

     A Unitholder of a U.S. Treasury Portfolio Series who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from the U.S. Treasury Portfolio Series (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any U.S. Treasury Obligations by the Trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any U.S. Treasury Obligation shall only apply to the extent the U.S. Treasury Obligation was issued after July 18, 1984.

     Unless an applicable treaty exemption applies and proper certification is made, amounts otherwise distributable by the U.S. Treasury Portfolio Series to a Foreign Investor will generally be subject to withholding taxes under Section 1441 of the Code unless the Unitholder timely provides his financial representative or the Trustee with a statement that (i) is signed by the Unitholder under penalties of perjury, (ii) certifies that such Unitholder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and (iii) provides the name and address of the Unitholder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

     Foreign Unitholders should consult their own tax advisers with respect to the foreign and United States tax consequences on ownership of Units.

     It should be remembered that even if distributions are reinvested they are still treated as distributions for income tax purposes.

     It should also be remembered that Unitholders of Series holding Stripped Treasury Securities will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income.

     Each Unitholder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder will be subject to back-up withholding.

     Kemper   Government   Securities  Trust,  GNMA  Portfolio   (Foreign
Investors Trust) and Kemper Defined Funds, GNMA Portfolio, Series 1.   In
the opinion of Chapman and Cutler, counsel for the Sponsor:

                (1) Each GNMA Portfolio Series is not an associate taxable as a corporation for Federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of the GNMA Portfolio Series of the respective Trust under the Code and income of such Series will be treated as the income of the Unitholders under the Code. Each Unitholder will be considered to have received his or her pro rata share of income derived from each GNMA Portfolio Series asset when income is received by a GNMA Portfolio Series.

          (2) Each Unitholder will have a taxable event when a GNMA Portfolio Series disposes of a Security, or when the Unitholder redeems or sells his Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received by a GNMA Portfolio Series, if any, on Securities delivered after the Unitholders pay for their Units to the extent that such interest accrued on such Securities before the date each GNMA Portfolio Series acquired ownership of the GNMA Portfolio Series (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Securities (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder. The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds for such disposition with the Unitholder's basis for his or her fractional interest in the asset disposed of. In the case of a Unitholder who purchases Units, such basis (before adjustment for earned original issue discount, amortized bond premium and accrued market discount (if the Unitholder has elected to include such market discount in income as it accrues), if any) is determined by apportioning the cost of the Units among each of a GNMA Portfolio Series assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. The tax basis reduction requirements of said Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost.

          (3) Each GNMA Portfolio Series contains Stripped Treasury Securities. The basis of each Unit and of each U.S. Treasury
     Obligation which was issued with original issue discount must be increased by the amount of accrued original issue discount and the basis of each Unit and of each U.S. Treasury Obligation which was purchased by such Trusts at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. The Stripped Treasury Securities held by the Trusts are treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation") issued on December 28, 1992, that the amount of original issue discount determined under Section 1286 of the Code is not less than a "de minimis" amount as determined thereunder. Because the Stripped Treasury Securities represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his pro rata portion of each Stripped Treasury Security held by a Trust (determined at the time he acquires his Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Stripped Treasury Securities held by a Trust as such original discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Regulation. To the extent that the amount of such discount is less than the respective "de minimis" amount such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Stripped Treasury Securities this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

          (4) The Unitholder's aliquot share of the total proceeds received on the disposition of, or principal paid with respect to, a Security held by a Trust will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on such Security that has not previously been included in taxable income by such Unitholder. A Unitholder may generally elect to include market discount in income as such discount accrues. In general, market discount is the excess, if any, of the Unitholder's pro rata portion of the outstanding principal balance of a Security over the Unitholder's initial tax basis for such pro rata portion, determined at the time such Unitholder acquires his Units. However, market discount with respect to any Security will generally be considered zero if it amounts to less than 0.25% of the obligation's stated redemption price at maturity times the number of years to maturity. The market discount rules do not apply to Stripped Treasury Securities because they are stripped debt instruments subject to special original issue discount rules as discussed above. If a

     Unitholder sells his Units, gain, if any, will constitute ordinary income to the extent of the aggregate of the accrued market discount on the Unitholder's pro rata portion of each Security issued that is held by a Trust that has not previously been included in taxable income by such Unitholder. In general, market discount accrues on a ratable basis unless the Unitholder elects to accrue such discount on a constant interest rate basis. However, a Unitholder should consult his own tax adviser regarding the accrual of market discount. The deduction by a Unitholder for any interest expense incurred to purchase or carry Units will be reduced by the amount of any accrued market discount that has not yet been included in taxable income by such Unitholder. In general, the portion of any interest expense which is not currently deductible would be ultimately deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

         (5) The Code provides that "miscellaneous itemized deductions" are allowable only to the extent that they exceed two percent of an individual taxpayer's adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law include a Unitholder's pro rata share paid by the Trust, including fees of the Trustee and the Evaluator but does not include amortizable bond premium on Securities held by the Trusts.

     "The Revenue Reconciliation Act of 1993" (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act included a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     A Unitholder of a GNMA Portfolio Series who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will generally not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from the Trusts (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any Securities by the Trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any Stripped Treasury Security shall only apply to the extent the Stripped Treasury Security was issued after July 18, 1984 and for interest on any Ginnie Mae to the extent the mortgages underlying such Ginnie Mae were originated after July 18, 1984.

     Unless an applicable treaty exemption applies and proper certification is made, amounts otherwise distributable by the Trusts to a Foreign Investor will generally be subject to withholding taxes under
Section 1441 of the Code unless the Unitholder timely provides his financial representative or the Trustee with a statement that (i) is signed by the Unitholder under penalties of perjury, (ii) certifies that such Unitholder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and (iii) provides the name and address of the Unitholder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

     The foregoing discussions relate only to Federal income taxes on distributions by the Trusts; such distributions may also be subject to state and local taxation. Unitholders should consult their own tax advisers regarding questions of state and local taxation applicable to the Units.

     Foreign Unitholders should consult their own tax advisers with respect to the foreign and United States tax consequences or ownership of Units.

     It should be remembered that even if distributions are reinvested, they are still treated as distributions for income tax purposes.

     It should also be remembered that Unitholders may be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income.

     Each Unitholder (other than a foreign investor who has properly provided the certifications described above) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder will be subject to back-up withholding.

     Foreign Investors Trust - Each Kemper Government Securities Trust, GNMA Portfolio Series of Midget Foreign Investors Trust, which is available only to non-resident alien investors, is not an association taxable as a corporation for Federal income tax purposes and income received by such Series will be treated as the income of the Unitholders.

     A Unitholder of a Series of a Midget Foreign Investors Trust who is not a citizen or resident of the United States or a United States domestic corporation (a "Foreign Investor") will not be subject to U.S. Federal income taxes, including withholding taxes on amounts distributed from a Trust (including any original issue discount) on, or any gain from the sale or other disposition of, his Units or the sale or disposition of any Ginnie Mae by the trustee, provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year, and (iii) the Foreign Investor provides the required certification of his status and of the matters contained in clauses (i) and (ii) above, and further provided that the exemption from withholding for U.S. Federal income taxes for interest on any Ginnie Mae shall only apply to the extent the mortgages underlying the Ginnie Mae were originated after July 18, 1984.

     Interest income received by the Trust is subject to withholding taxes under Section 1441 of the Code prior to distribution of such interest income to each Unitholder unless the Unitholder provides his financial representative or the Trustee with a statement that (i) is signed by the Unitholder under penalties of perjury, (ii) certifies that such Unitholder is not a United States person, or in the case of an individual, that he is neither a citizen nor a resident of the United States, and (iii) provides the name and address of the Unitholder. The statement may be made, at the option of the person otherwise required to withhold, on Form W-8 or on a substitute form that is substantially similar to Form W-8. If the information provided on the statement changes, the beneficial owner must so inform the person otherwise required to withhold within 30 days of such change.

     The foregoing discussions relate only to Federal income taxes on distributions by each Series of a Trust; such distributions may also be subject to state and local taxation. Unitholders should consult their own tax advisers regarding questions of state and local taxation applicable to the Units. Foreign Unitholders should consult their own tax advisers with respect to United States Federal income tax consequences or ownership of Units.

     It should be remembered that even if distributions are reinvested, they are still treated as distributions for income tax purposes.


RETIREMENT PLANS

     As indicated under "Tax Status of the Trusts" above, Unitholders of a U.S. Treasury Portfolio Series will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, purchase of Units may be appropriate only for an account which can pay taxes with other funds in advance of the receipt of the cash attributable to such income or for Individual Retirement Accounts, Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     The various Series of the Trusts which are not Foreign Investors Trusts, may be well suited for purchase by Individual Retirement
Accounts, Keogh Plans, pension funds and other qualified retirement plans, certain of which are briefly described below.

     Generally, capital gains and income received in each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Each Series of the Trusts will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     Individual Retirement Account - IRA. Any individual under age 70-1/2 may contribute the lesser of $2,000 or 100% of compensation to an IRA annually. Such contributions are fully deductible if the individual (and spouse if filing jointly) are not covered by a retirement plan at work. The deductible amount an individual may contribute to an IRA will be reduced $10 for each $50 of adjusted gross income over $25,000 ($40,000 if married, filing jointly or $0 if married, filing separately), if either an individual or their spouse (if married, filing jointly) is an active participant in an employer maintained retirement plan. Thus, if an individual has adjusted gross income over $35,000 ($50,000 if married, filing jointly or $0 if married, filing separately) and if an individual or their spouse is an active participant in an employer maintained retirement plan, no IRA deduction is permitted. Under the Code, an individual may make nondeductible contributions to the extent deductible contributions are not allowed. All distributions from an IRA (other than the return of certain excess contributions) are treated as ordinary income for Federal income taxation purposes provided that under the Code an individual need not pay tax on the return of nondeductible contributions, the amount includable in income for the taxable year is the portion of the amount withdrawn for the taxable year as the individual's aggregate nondeductible IRA contributions bear to the aggregate balance of all IRAs of the individual.

     A participant's interest in an IRA must be, or commence to be, distributed to the participant not later than April 1 of the calendar year following the year during which the participant attains at 70-1/2. Distributions made before attainment of age 59-1/2, except in the case of the participant's death or disability, or where the amount distributed is to be rolled over to another IRA, or where the distributions are taken as a series of substantially equal periodic payments over the participant's life or life expectancy (or the joint lives or life expectancies of the participant and the designated beneficiary) are generally subject to a surtax in an amount equal to 10% of the distribution. The amount of such periodic payments may not be modified before the later of five years or attainment of age 59-1/2. Excess contributions are subject to an annual 6% excise tax.

     IRA applications, disclosure statement and trust agreements are available from the Sponsor upon request.

     Qualified Retirement Plans. Units of a Series of the Trust which are not Foreign Investors Trusts may be purchased by qualified pension or profit sharing plans maintained by corporations, partnerships or sole proprietors. The maximum annual contribution for a participant in a money purchase pension plan or to paired profit sharing and pension plans is the lesser of 25% of compensation or $30,000. Prototype plan documents for establishing qualified retirement plans are available from the Sponsor upon request.

     Excess Distributions Tax. In addition to the other taxes due by reason of a plan distribution, a tax of 15% may apply to certain aggregate distributions from IRAs, Keogh plans, and corporate retirement plans to the extent such aggregate taxable distributions exceed specified amounts (generally $150,000, as adjusted) during a tax year. This 15% tax will not apply to distributions on account of death, qualified domestic relations orders or amounts eligible for tax-deferred rollover treatment. In general, for lump sum distributions the excess distribution over $750,000 (as adjusted) will be subject to the 15% tax.

     The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the retirement account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to the Trustee. Certificates for Individual Retirement Accounts can not be issued.


DISTRIBUTION REINVESTMENT

     Each Unitholder of the Trust may elect, at the time of purchase, to have distributions of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of any mutual fund registered in such Unitholder's state of residence which is underwritten or advised by Zurich Kemper Investments, Inc. (the "Kemper Funds"), other than those Kemper Funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such Kemper Funds may differ significantly from that of the Trusts, Unitholders should carefully consider the consequences before selecting such Kemper Funds for reinvestment.

     Detailed information with respect to the investment objectives and management of these Kemper Funds is contained in their respective prospectuses, which can be obtained from the Sponsor or an investor's financial representative upon request. An investor should read the appropriate prospectus prior to making the election to reinvest. Unitholders who desire to have their distributions automatically reinvested should inform their financial representative at the time of purchase or should file with the Program Agent referred to below a written notice of such election.

     Unitholders who initially elect to receive distributions in cash may elect to participate in the reinvestment program by filing with the Program Agent an election to have such distributions reinvested without charge. The election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such distribution. The election to participate in the reinvestment program shall remain in effect until a subsequent notice is received in writing by the Program Agent. See "Administration of the Trust-Distributions from the Interest, Principal and Capital Gains Accounts."

     The   Program  Agent  is  the  Trustee.   All  inquiries  concerning
participation in the Reinvestment Plan should be directed to the Program Agent its unit investment trust office.

     Unitholders participating in IRA's, Keogh Plans and other tax deferred retirement plans, may find it highly advantageous to participate in the Reinvestment Program in order to keep the monies in the account fully invested at all times. Should reinvestment be selected, an account with an identical registration to that established at the time the Trust Units are purchased will be set up in the reinvestment Fund selected by the investor. Investors should consult with their plan custodian as to the appropriate disposition of distributions. If participants in IRA's, Keogh Plans and other tax deferred retirement plans do not elect a reinvestment option, cash distributions will be sent to the custodian of the retirement plan and will not be sent to the investor, since payments to the investor would constitute a distribution from the plan which would result in tax penalties for premature withdrawals from such programs. See "Retirement Plans."


REDEMPTION

     Right of Redemption. It may be possible, in some cases, for Units to be sold in the over-the-counter market for a higher price than the Redemption Value for such Units. Therefore, a Unitholder who wishes to dispose of his Units is advised to inquire through his financial representative as to current market prices for Units in order to determine if there is an over-the-counter price in excess of Redemption Value per Unit or the Sponsor's Repurchase Price for such Series of the Trust.

     A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemption by individual account owners (including joint owners) or fiduciary accounts where the fiduciary is named in the account registration. Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. If required, the signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Value of such Series, determined as set forth below under "Computation of Redemption Value," next following such tender, multiplied by the number of Units of such Series being redeemed. Any Units redeemed shall be cancelled and any undivided fractional interest in such Series of the Trusts extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Portfolio Obligations in the Portfolio of the Series at the time of redemption.

     During the period in which the Sponsor maintains a market for Units, the Sponsor has the right to repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation.

     The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to repurchase any Unit tendered for redemption or if the Sponsor itself tenders Units for redemption, in lieu of redeeming Units presented for tender at the Redemption Value, to sell such Units in the over-the-counter market for the account of a tendering Unitholder at prices which will return to the Unitholder monies, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Value for such Units. In the event of any such sale, the Trustee will pay the net proceeds thereof to the Unitholder on the day he would otherwise be entitled to receive payment of the Redemption Value.

     Any amounts to be paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is authorized by the Indenture to sell Portfolio Obligations from a Series in order to provide funds for redemption. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced. Portfolio Obligations will be sold by the Trustee so as to maintain, as closely as practicable, the original percentage relationship between the principal amounts of the Portfolio Obligations in such Series. The Portfolio Obligations to be sold for purposes of redeeming Units will be selected from a list supplied by the Sponsor. The Portfolio Obligations will be chosen for this list by the Sponsor on the basis of such market and credit factors as it may determine are in the best interests of such
Series of the Trust. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Portfolio Obligations are to be sold in order to obtain the best price available. While such minimum amounts may vary from time to time in accordance with market conditions, it is anticipated that the minimum face amounts which would be specified would range from $25,000 to $100,000. Sales may be required at a time when the Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for payment of Units redeemed. To the extent not used to meet other redemption requests in such Series, such excess proceeds will be distributed pro rata to all remaining Unitholders of record of such Series, unless reinvested in substitute Portfolio Obligations. See "Administration of the Trust - Portfolio Supervision."

     Computation of Redemption Value. The value of a Unit of a Series of the Trust is determined as of the Evaluation Time stated under "Essential Information" in Part Two (a) semiannually, on June 30 and December 31 of each year (or the last business day prior thereto), (b) on any business day as of the Evaluation Time next following the tender of any Unit and
(c) on any other business day desired by the Sponsor or the Trustee,

         (1)   by adding:

                a. The aggregate bid side evaluation of the Portfolio Obligations in a Series of the Trust, as determined by the Evaluator;

               b. Cash on hand in such Series of the Trusts, other than money deposited to purchase contract obligations or money credited to the Reserve Account; and

                 c. Accrued but unpaid interest on the Portfolio Obligations in such Series to the redemption date.

          (2) and then deducting from the resulting figure: amounts representing any applicable taxes or governmental charges payable by such Series of the Trusts for the purpose of making an addition to the reserve account (as defined in the Indenture), amounts representing estimated accrued expenses (including audit fees) of the Series, amounts representing unpaid fees and expenses of the Trustee, the Sponsor (if applicable), counsel and the Evaluator and monies held for distribution to Unitholders of record of such Series as of the business day prior to the evaluation being made on the days or dates set forth above;

          (3) and then dividing the result of the above computation by the total number of Units of such Series outstanding on the date of evaluation. The resulting figure equals the Redemption Value for each Unit of such Series. The Evaluator will determine the aggregate current bid price evaluation of the Portfolio Obligations in each Series of the Trusts as set forth under "Public Offering of Units - Public Offering Price."

     Postponement of Redemption. The right of redemption of any Series may be suspended and payment of the Redemption Value per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period (as determined by the Securities and Exchange Commission) during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which trading on that Exchange is restricted or an emergency exists as a result of which disposal or evaluation of the Portfolio Obligations is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.


RIGHTS OF UNITHOLDERS

     Unitholders. A Unitholder is deemed to be a beneficiary of the Series of the Trusts which he purchased and is vested with all right, title and interest in the appropriate Series of the Trusts, each of which was created by the Indenture. A Unitholder may at any time tender his Units to the Trustee for redemption.

     Ownership of Units. Ownership of Units of a Series of the Trusts will not be evidenced by Certificates unless a Unitholder or the
Unitholder's  registered broker/dealer makes a  written  request  to  the
Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to or in substitution for STAMP as may be accepted by the Trustee.

     Certificates will be issued in denominations of 1,000 Units (100 Units for Kemper Defined Funds and EVEREN Unit Investment Trusts) or any whole number of Units in excess thereof. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. The Trustee at the present time does not intend to charge for the normal transfer or exchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, if appropriate, evidence of ownership and payment of expenses incurred. Any mutilated certificate must be presented to the Trustee before a substitute certificate will be issued.

     Certain Limitations. The death or incapacity of any Unitholder (or the dissolution of the Sponsor) will not operate to terminate the Trusts or any Series thereof nor entitle the legal representatives or heirs of such Unitholder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trusts or any Series thereof.

     No  Unitholder shall have the right to vote except with  respect  to removal of the Trustee or amendment and termination of the Trust or of the Series of which they are a Unitholder. See "Administration of the Trust - Amendment" and "Administration of the Trust - Termination." Unitholders shall have no right to control the operation or administration of the Trust or any Series thereof in any manner, except upon the vote of Unitholders representing 66-2/3% of the Units of a Series outstanding for purposes of amendment, termination or discharge of the Trustee, all as provided in the Indenture; however, no Unitholder shall ever be under any liability to any third party for any action taken by the Trustee, Evaluator or Sponsor.

EXPENSES AND CHARGES

     Initial Expenses. All expenses and charges incurred prior to or in establishment of the Series of the Trusts, including the cost of the initial preparation, printing and execution of the Indenture and the certificate, the initial fees of the Trustee and the Evaluator, initial legal and auditing expenses, the cost of the preparation and printing of the Prospectus and all other advertising and selling expenses were paid by the Sponsor.

     Fees. The Sponsor will receive no fee from the Trusts or any Series thereof for its services as such. However, the Sponsor does receive a portfolio surveillance fee, which is earned for portfolio supervisory services, at the rate set forth under "Essential Information" in Part Two for the appropriate Series, computed monthly on the basis of the largest principal amount of Portfolio Obligations in such Series of the Trusts at any time during the preceding month. The portfolio surveillance fee, which may not exceed the amount set forth under "Essential Information" in Part Two, may exceed the actual costs of providing portfolio supervisory services for these Series of the Trusts, but at no time will the total amount the Sponsor receives for supervisory services rendered to all unit investment trusts sponsored by the Sponsor in any calendar year exceed the aggregate cost of providing such services in that year.

     The Trustee will receive for its services under the Indenture the fee set forth in Part Two under "Essential Information," computed monthly on the basis of the largest principal amount of Portfolio Obligations in such Series at any time during the preceding month. In no event will the Trustee be paid less than $2,000 per Series in any one year.

     For evaluation of Portfolio Obligations in a Series of the Trusts, the Evaluator shall receive the fee set forth in Part Two under "Essential Information," computed monthly on the basis of the largest aggregate principal amount of Portfolio Obligations in such Series at any time during the preceding month.

     The Trustee's fees, Sponsor's portfolio surveillance fees and the Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Series to the extent funds are available and thereafter from the Principal Account of such Series. Any of such fees may be increased without approval of the Unitholders in proportion to increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or if such category is no longer published, in a comparable category. The Trustee also receives benefits to the extent that it holds funds on deposits in various non-interest bearing accounts created under the Indenture.

     Other Charges. The following additional charges are or may be incurred by a Series of the Trusts as more fully described in the
Indenture:    (a)  fees  of  the  Trustee  for  extraordinary   services,
(b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding the Portfolio Obligations) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Series of the Trusts and the rights and interests of the Unitholders thereof, (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Series of the Trusts without gross negligence, bad faith, willful malfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor under the Indenture without gross negligence, bad faith, willful malfeasance or willful misconduct or reckless disregard of its obligations and duties, and (g) expenditures incurred in contacting Unitholders upon termination of such Series of the Trusts.

     The fees and expenses set forth herein are payable out of a Series of the Trusts and when so paid by or owing to the Trustee are secured by a lien on such Series. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by any Series of the Trusts, the Trustee has the power to sell Portfolio Obligations from such Series to pay such amounts. To the extent Portfolio Obligations are sold, the size of that Series of the Trusts will be reduced and the proportions of the types of Portfolio Obligations will change. Such sales might be required at a time when Portfolio Obligations would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Portfolio Obligations may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.


DISTRIBUTIONS FROM THE INTEREST, PRINCIPAL AND CAPITAL GAINS ACCOUNTS.

     GNMA Trust. The terms of the Ginnie Maes provide for payment to the holders thereof (including the Series of the GNMA Trust) on the fifteenth day of each month (the 25th day in the case of Ginnie Mae II's) of amounts collected by or due to the issuers thereof with respect to the underlying mortgages during the preceding month. The Trustee will collect the interest due each Series on the Securities therein as it becomes payable and credit such interest to a separate Interest Account created by the Indenture for such Series.

     Distributions will be made to each Unitholder of record of each Series of the GNMA Trust on the appropriate Distribution Date and will consist of an amount substantially equal to such Unitholder's pro rata share of the cash balances in the Interest Account, the Principal Account and the Capital Gains Account, if any, of such Series computed as of the close of business on the preceding Record Date.

     U.S. Treasury Portfolio Series. The terms of the U.S. Treasury Obligations (other than Stripped Treasury Securities) provide for semi-annual payments of interest on or about the 15th day of the designated months. Interest received by a U.S. Treasury Portfolio Series, including any portion of the proceeds from a disposition of the U.S. Treasury Obligations which represents accrued interest, is credited by the Trustee to the Interest Account for such Trust Fund. All other receipts are credited by the Trustee to a separate Principal Account for such Trust Fund.

     Since interest on the U.S. Treasury Obligations (other than Stripped Treasury Securities) in U.S. Treasury Portfolio Series is payable in semi-annual installments, and distributions of income are made to Unitholders at different intervals from receipt of interest, the interest accruing to Unitholders in the U.S. Treasury Portfolio Series may not be equal to the amount of money received and available for distribution from the Interest
Account.   Therefore, on each Distribution Date the  amount  of  interest actually deposited in the Interest Account of a U.S. Treasury Portfolio Series and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Indenture to advance such amounts as may be necessary
to  provide  interest distributions of approximately equal amounts.   The
Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account for such U.S. Treasury Portfolio Series.

     Stripped Treasury Securities are sold at a deep discount because the buyer of those securities obtains only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these Securities acquire, in effect, discount obligations that are economically identical to the "zero-coupon bonds" that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount.

     Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the "interest" method which generally will result in a lesser amount of includable income in earlier periods and a correspondingly larger amount in later periods. For
Federal income tax purposes, the inclusion will be on a basis that reflects the effective compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the "interest" method described above, the "interest" method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period. See "Tax Status of the Trusts."

     The Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record of U.S. Treasury Portfolio Series on the preceding Record Date, an amount substantially equal to such holder's pro rata share of the cash balance, if any, in the Principal Account of U.S. Treasury Portfolio Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per 1,000 Units (or in the case of certain Trusts, less than $1.00 per 100 Units). Notwithstanding the foregoing, the Trustee will make a distribution to Unitholders of all principal relating to maturing Treasury Obligations within seven business days of the date of each such maturity.

     General. Distributions for an IRA, Keogh or other tax-deferred retirement plan will not be sent to the individual Unitholder. These distributions will go directly to the custodian of the plan to avoid the penalties associated with premature withdrawals from such accounts. See "Retirement Plans."

     All funds collected or received will be held by the Trustee in trust, without interest to Unitholders, as part of the appropriate Series of the Trusts or the Reserve Account for such Series referred to below until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated on the trust ledger of the
Trustee so long as such practice preserves a valid preference of Unitholders of such Series under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may from time to time be amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures.

     The first distribution for persons who purchase Units between a Record Date and a Distribution Date will be made on the second Distribution Date following their purchase of Units.

     The Trustee is authorized by the Indenture to withdraw from the Principal and/or Interest Accounts of each Series such amounts as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of such Series of the Trust, which amounts will be deposited in a separate Reserve Account. If the Trustee determines that the amount in the Reserve Account is greater than the amount necessary for payment of any taxes or other governmental charges, it will promptly deposit the excess back in the Account from which it was withdrawn.


ADMINISTRATION OF THE TRUST

     Records and Accounts. In accordance with the Indenture, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, each Unitholder of each Series of the Trusts. Such books and records shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Indenture on file in its office available for inspection at all reasonable time during usual business hours by any Unitholder of such Series, together with a current list of the Portfolio Obligations held in each Series of the Trusts. Pursuant to the Indenture, the Trustee may employ one or more agents for the purpose of custody and safeguarding of the Portfolio Obligations comprising the Portfolios.

     Portfolio Supervision. The Indenture permits the Sponsor to direct the Trustee to dispose of any Portfolio Obligation in a Series of the Trusts upon the happening of any of the following events:

          (1) Default in the payment of principal or interest on any of the Portfolio Obligations when due and payable,

          (2) Institution of legal proceedings seeking to restrain or enjoin the payment of any of the Portfolio Obligations or attacking their validity,

          (3) A breach of covenant or warranty which could adversely affect the payment of debt service on the Portfolio Obligations,

          (4) Default in the payment of principal or interest on any other outstanding obligation guaranteed or backed by the full faith and credit of the United States of America,

          (5) A decline in market price to such an extent or such other market credit or other factors exist, as in the opinion of the Sponsor would make retention of any of the Portfolio Obligations detrimental to the Trusts or any Series thereof and to the interests of the Unitholders,

          (6) An offer is made to refund or refinance any of the Portfolio Obligations, or

         (7)   Termination of the Trusts or any Series thereof.

     The Trustee shall also sell any Portfolio Obligation in a Series of the Trusts if there is a default in the payment of principal and interest on such Portfolio Obligation and no provision for payment is made therefor and the Sponsor fails to instruct the Trustee to sell or hold such Portfolio Obligation within thirty days after notice to the Sponsor from the Trustee of such default. The Trustee shall not be liable for any depreciation or loss by reason of any sale of Portfolio Obligations or by reason of the failure of the Sponsor to give directions to the Trustee.

     Amounts received by a Series of the Trusts upon the sale of any Portfolio Obligation under the conditions set forth above will be deposited in the Principal Account, Interest Account or Capital Gains Account for such Series, as appropriate, when received and pursuant to the Sponsor's instructions will be either distributed by the Trustee on the next Distribution Date to Unitholders of record of such Series on the Record Date prior to such Distribution Date.

     Reports to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to the Unitholders of each Series a statement of the amount of interest and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit of such Series.

     The accounts of each Series of the Trusts are required to be audited annually, at such Series' expense, by independent certified public accountants designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of that Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series upon written request.

     Within a reasonable period of time after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unitholder of record of a Series of the Trusts a statement setting forth for the applicable Series:

         (1)   As to the Interest Account for such Series:

               (a) the amount of interest received on the Portfolio Obligations, including amounts received as a portion of the proceeds of any disposition of Portfolio Obligations;

                (b) the amount paid from the Interest Account representing accrued interest for any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

                (c) the deductions from the Interest Account for applicable taxes or other governmental charges, if any, and fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

               (d) the deductions from the Interest Account for payment into the Reserve Account; and

               (e) the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

         (2)   As to the Principal Account for such Series:

               (a) the dates of the sale, maturity, liquidation or redemption of any of the Portfolio Obligations and the net proceeds received therefrom, excluding any portion credited to the Interest Account;

                (b)     the  amount  paid  from  the  Principal   Account
          representing the principal of any Units redeemed and amounts paid or reserved for purchases of substitute Portfolio Obligations;

               (c) the deductions from the Principal Account, if any, for payment of applicable taxes or other governmental charges, fees and expenses of the Trustee (including auditing fees), the Sponsor, the Evaluator and counsel;

              (d) the deductions from the Principal Account for payment into the Reserve Account; and

               (e) the net amounts remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit or appropriate multiple thereof outstanding on the last business day of such calendar year.

         (3)   The following information with respect to such Series:

               (a) a list of the Portfolio Obligations, as appropriate, as of the last business day of such calendar year grouped by coupon and maturity range;

               (b) the number of Units outstanding on the last business day of such calendar year;

              (c) the Unit Value (as defined in the Indenture) based on the last Trust evaluation made during such calendar year; and

              (d) the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit or appropriate multiple thereof outstanding on the Record Dates for such distributions.

     Amendments. The Indenture and the Agreement with respect to each Series may be amended by the Trustee and the Sponsor without the consent of Unitholders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, (c) for those Trusts that have qualified as "regulated investment companies," to add or change any provision thereof which may be necessary or advisable for the continuing qualification as a regulated investment company under the Internal Revenue Code of 1986 and (d) to make such other provisions as shall not adversely affect the interest of the Unitholders (as determined in good faith by the Sponsor and the Trustee); provided, however, that the Indenture may also be amended with respect to any Series by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of holders of Units representing 66-2/3% of the Units then outstanding of such Series for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture of such Series or of modifying in any manner the rights of Unitholders thereof. However, the Indenture may not be amended, without the consent of the holders of all Units of a Series then outstanding, so as (1) to permit, except in accordance with the terms and conditions of the Indenture, the acquisition of any Portfolio Obligations other than those specified in the Indenture, or (2) to reduce the aforesaid percentage of Units of a Series the holders of which are required to consent to certain of such amendments and may not be amended so as to reduce the interest in such Series represented by Units without the consent of the holder of such Units. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     Termination. The Indenture provides that a Series of the Trusts will terminate after the maturity, redemption, sale or other disposition of the last of the Portfolio Obligations held in such Series. If the value of a Series of the Trusts, as shown by an evaluation, is less than forty percent (40%) of the par value of the Portfolio Obligations deposited in such Series of the Trust, the Trustee shall, if directed by the Sponsor in writing, terminate such Series. A Series of the Trust may also be terminated at any time by the written consent of holders of 66-2/3% of the Units of such Series outstanding.

     Upon termination, the Trustee will sell the Portfolio Obligations then held in the appropriate Series of the Trust and credit the moneys derived from such sale to the Principal Capital Gains and Interest Accounts thereof. The Trustee will then, after deduction of any fees and expenses of such Series and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by such Series, distribute to each Unitholder of such Series, only upon surrender for cancellation of his certificate, if issued, after due notice of such termination, such Unitholder's pro rata share in the Interest, Capital Gains and Principal Accounts for such Series. The sale of Portfolio Obligations in a Series of the Trusts upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the principal amount of Portfolio Obligations represented by the Units held by such Unitholder.


RESIGNATION, REMOVAL AND LIABILITY

     Regarding the Trustee. The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of moneys or Portfolio Obligations from any Series of the Trust, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Portfolio Obligations by the Trustee. However, the Trustee shall be liable for willful malfeasance, willful misconduct, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Indenture. In the event of a failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon a Series of the Trust or in respect of the Portfolio Obligations or the interest thereon. The Indenture also contains other customary provisions limiting the liability of the Trustee and providing for the indemnification of the Trustee for any loss or claim accruing to it without gross negligence, bad faith, willful misconduct, willful malfeasance or reckless disregard of its duties and obligations under the Indenture on its part.

     The Trustee or any successor may resign by executing an instrument in writing, filing the same with the Sponsor and mailing a copy of such notice or resignation to all Unitholders then of record. Upon receiving such notice the Sponsor will use its best efforts to appoint a successor Trustee promptly. The Sponsor may at any time remove the Trustee with or without cause and appoint a successor as provided in the Indenture. If within 30 days of the resignation of a Trustee no successor has been appointed or, if appointed, has not accepted the appointment, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee.

     Regarding the Sponsor. The Sponsor shall be under no liability to the Series of the Trust or to Unitholders for taking any action or for refraining from any action in good faith or for errors in judgment, nor shall the Sponsor be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any Portfolio Obligation. The Sponsor will, however, be liable for its own willful malfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of its duties and obligations under the Indenture.

     If at any time the Sponsor shall resign under the Indenture or shall fail or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor sponsor or sponsors at rates of compensation deemed reasonable by the Trustee and not exceeding amounts prescribed by the Securities and Exchange Commission or (2) continue to act as sponsor itself without terminating the Indenture.

     Regarding the Evaluator. The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. The Evaluator shall, however, be liable for its own willful malfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

     The Evaluator may resign or may be removed by the Sponsor and the Trustee, and the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.


MISCELLANEOUS

     Sponsor. Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers in the Midwest and Southwest, especially in Kansas, Missouri and Texas. The Company's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     The foregoing information with regard to the Sponsor relates to the Sponsor only and not to any Series of the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations shown herein. More comprehensive financial information can be obtained from the Sponsor upon request.

     Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the Portfolio Obligations. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Administration of the Trust."

     Legal Opinions. The legality of the Units offered hereby and certain matters relating to Federal tax law were originally passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.


INDEPENDENT AUDITORS

     The financial statements appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trusts to which such statements relate, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and are included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

                           Kemper Defined Funds

                     U.S. Treasury Portfolio Series 1











                                   Part Two

                             Dated April 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                      Kemper Government Securities Trust
                       U.S. Treasury Portfolio Series 1
                             Essential Information
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Municipal Bonds                                  $22,533,000
Number of Units                                                        2,823,866
Fractional Undivided Interest in the Trust per Unit                  1/2,823,866
Principal Amount of Municipal Bonds per Unit                              $7.979
Public Offering Price:
  Aggregate Bid Price of Municipal Bonds in the Portfolio            $21,979,884
  Aggregate Bid Price of Municipal Bonds per Unit                         $7.784
  Cash per Unit (1)                                                        $.023
  Pricing accrued interest to date of settlement                           $.081
  Sales Charge of 1.75% of Public Offering Price
(1.781% of net amount invested) per Unit                                   $.120
  Public Offering Price per Unit (inclusive of accrued
    interest) (2)                                                         $8.008
Redemption Price per Unit (inclusive of accrued interest)                 $7.888
Excess of Public Offering Price per Unit Over Redemption
  Price per Unit                                                           $.120
Minimum Value of the Trust under which Trust Agreement
  may be terminated                                                           $0

Date of Trust                                                  September 9, 1993
Mandatory Termination Date                                     December 31, 2027

Annual Evaluation Fee: $.25 per $1,000 principal amount of Municipal Bonds. Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of business of the Sponsor next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York Co. of Units tendered for redemption.

Annual Evaluation and Portfolio Surveillance Fees: Evaluation fee of $.25 per $1,000 principal amount of Municipal Bonds. Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of business of the Sponsor next following receipt of an order for a sale or purchase of Units or receipt by The Bank of New York Co. of Units tendered for redemption. Portfolio surveillance fee of $.10 per Unit.

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. Units are offered at the Public Offering Price which includes interest to the date of settlement (three business days after purchase).

                               Kemper Defined Funds
                         U.S. Treasury Portfolio Series 1
                         Essential Information (continued)
                            As of December 31, 1996
                 Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date        Record Date is the first of each month and
                                    distributions to Unitholders on such record dates will be made on the 15th day of the month.

Distribution Dates                  No distribution (other than capital gains
                                    distributions) need be made from the
                                    Principal Account if the balance therein, excluding capital gains, is less than $1.00 per 100 Units.

Trustee's Annual Fee (including     $.64 per 100 Units (includes $.706 of
estimated expenses)                 Trustee's annual fee per $1,000 principal
                                    amount of underlying Securities and $.07 of out-of-pocket expenses per 100 Units).

Evaluator's Annual Fee              $.25 per $1,000 principal amount of
                                    underlying Securities.

Surveillance Fee                    $.10 per $1,000 principal amount of
                                    underlying Securities.

Date of Trust Agreement and         September 9, 1993
Initial Deposit

Mandatory Termination Date          December 31, 2027

Discretionary Liquidation Amount    The Trust may be terminated if the value
                                    thereof is less than $16,160,000 (40% of the par value of the Securities deposited in the Trust).

Report of Independent Auditors


Unitholders
Kemper Defined Funds
U.S. Treasury Portfolio Series 1

We have audited the accompanying statement of assets and liabilities of Kemper Defined Funds U.S. Treasury Portfolio Series 1, including the schedule of investments, as of December 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Defined Funds U.S. Treasury Portfolio Series 1 at December 31, 1996, and the results of its operations and changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP



Kansas City, Missouri
March 31, 1997

                              Kemper Defined Funds

                         U.S. Treasury Portfolio Series 1

                       Statement of Assets and Liabilities

                               December 31, 1996


Assets
Government Securities, at value (cost $22,374,686)                 $21,979,884
Interest receivable                                                    387,648
Receivable for securities sold                                         275,247
                                                                      ---------
Total assets                                                        22,642,779


Liabilities and net assets
Cash overdraft                                                         336,192
Accrued liabilities                                                      3,831
                                                                      ---------
                                                                       340,023

Net assets, applicable to 2,823,866 Units outstanding:
  Cost of Trust assets, exclusive of interest         $22,374,686
  Unrealized depreciation                                (394,802)
  Distributable funds                                     322,872
                                                         ---------    ---------
Net assets                                                         $22,302,756
                                                                      =========

[FN]

See accompanying notes to financial statements.

                              Kemper Defined Funds

                        U.S. Treasury Portfolio Series 1

                            Statements of Operations


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Investment income - interest              $1,366,868   $1,824,662   $1,832,733
Expenses:
  Trustee's fees and related expenses         24,815       29,232       28,284
  Evaluator's fees and portfolio
    surveillance fees                          9,108       12,177       11,687
                                            ---------    ---------    ---------
Total expenses                                33,923       41,409       39,971
                                            ---------    ---------    ---------
Net investment income                      1,332,945    1,783,253    1,792,762

Realized and unrealized gain (loss) on
  investments:
  Realized loss                             (136,433)    (168,426)     (35,485)
  Unrealized appreciation (depreciation)
    during the year                         (191,840)   2,378,118   (2,438,704)
                                            ---------    ---------    ---------
Net gain (loss) on investments              (328,273)   2,209,692   (2,474,189)
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations               $1,004,672   $3,992,945    ($681,427)
                                            =========    =========    =========

[FN]
See accompanying notes to financial statements.

                              Kemper Defined Funds

                        U.S. Treasury Portfolio Series 1

                       Statements of Changes in Net Assets


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Operations:
  Net investment income                   $1,332,945   $1,783,253   $1,792,762
  Realized loss on investments              (136,433)    (168,426)     (35,485)
  Unrealized appreciation (depreciation)
    on investments during the year          (191,840)   2,378,118   (2,438,704)
                                            ---------    ---------    ---------
Net increase (decrease) in net asset
  resulting from operations                1,004,672    3,992,945     (681,427)

Distributions to Unitholders:
  Net investment income                   (1,250,425)  (1,622,375)  (1,122,902)
  Principal from investment transactions  (6,328,000)           -     (463,115)
                                            ---------    ---------    ---------
Total distributions to Unitholders        (7,578,425)  (1,622,375)  (1,586,017)

Capital transactions:
  Issuance of 2,340,000 Units                      -            -   22,767,339
  Redemption of 360,000 Units                      -            -   (3,354,740)
  Redemption of 452,000 Units                      -   (4,302,491)           -
  Redemption of 404,134 Units             (3,266,769)           -            -
                                            ---------    ---------    ---------
Total increase (decrease) in net assets   (9,840,522)  (1,931,921)  17,145,155

Net assets:
  At the beginning of the year            32,143,278   34,075,199   16,930,044
                                            ---------    ---------    ---------
  At the end of the period (including
    distributable funds applicable to
    Trust Units of $322,872, $120,042 and
    $139,850 at December 31, 1996, 1995
    1994, respectively)                  $22,302,756  $32,143,278  $34,075,199
                                            =========    =========    =========
Trust Units outstanding at the end of
  the year                                 2,823,866    3,228,000    3,680,000
                                            =========    =========    =========
Net asset value per Unit at the end of
the year                                       $7.90        $9.96        $9.26
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.

                           Kemper Defined Funds

                     U.S. Treasury Portfolio Series 1

                        Schedule of Investments

                           December 31, 1996


                           U.S Treasury Notes
    Principal                            Maturity
       Amount          Coupon                Date                      Value
   ---------             ---                 ---                        ---
  $4,910,000            6.250%          1/31/1997                $4,913,069
    723,000             0.000%          2/15/1997                   718,279 (1)
   5,633,000            5.125%          2/28/1998                 5,596,914
   3,624,000            6.375%          1/15/1999                 3,657,409
   2,009,000            0.000%          2/15/1999                 1,775,112 (1)
   1,434,000            0.000%          2/15/2000                 1,189,976 (1)
   4,200,000            5.500%          4/15/2000                 4,129,125
   ---------                                                      ---------
 $22,533,000                                                    $21,979,884
   =========                                                      =========


[FN]

Note to Schedule of Investments

1. These Bonds have been purchased at a discount from the par value because there is no stated interest income thereon. Such Bonds are normally described as "zero coupon" Bonds. Over the lives of these Bonds the values increase, so that upon maturity, the holders of these Bonds will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.

                             Kemper Defined Funds

                       U.S. Treasury Portfolio Series 1

                        Notes to Financial Statements

1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN), or its predecessor entity, Kemper Unit Investment Trusts. On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

Government Securities are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligations. The premium or discount for the fixed rate obligations is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of the original issue discount on the zero coupon obligations and interest accrued as earned on the fixed rate obligations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 1996:

   Gross unrealized appreciation                                         $-
   Gross unrealized depreciation                                   (394,802)
                                                                  ----------
   Net unrealized depreciation                                    $(394,802)
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

4.  Other Information

Cost to Investors

The cost to initial investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest, plus a sales charge of 1.75% of the Public Offering Price (equivalent to 1.781% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, daily accrued interest on the date of an investor's purchase, plus a sales charge of 1.75% of the Public Offering Price (equivalent to 1.781% of the net amount invested).

                            Kemper Defined Funds

                      U.S. Treasury Portfolio Series 1

                  Notes to Financial Statements (continued)



Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.39, $.46 and $.33 for the years ended December 31, 1996, 1995 and 1994, respectively. In addition, distribution of principal related to the sale or call of securities is $2.01 and $.13 per Unit for the years ended December 31, 1996 and 1994, respectively.

5.  Change of Trustee

On March 1, 1996, The Bank of New York Co. assumed all trustee responsibilities from Investors Fiduciary Trust Company.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated March 31, 1997 in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Defined Funds U.S. Treasury Portfolio Series 1 dated April 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1997

                              Kemper Defined funds

                           U.S. Treasury Portfolio Series 2












                                     Part Two

                               Dated April 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Kemper Defined Funds
                       U.S. Treasury Portfolio Series 2
                             Essential Information
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                       $15,121,000
Number of Units                                                        1,510,190
Fractional Undivided Interest in the Trust per Unit                  1/1,510,190
Principal Amount of Securities per Unit                                  $10.013
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                         $14,370,383
  Aggregate Value of Securities per Unit                                  $9.516
  Principal Cash per Unit (1)                                            $(.004)
  Accrued Interest per Unit through settlement
  date of January 6, 1997                                                  $.053
  Total Price including Accrued Interest per Unit                         $9.565
  Sales Charge of 2.25% of Public Offering Price
  (2.302% of net amount invested) per Unit                                 $.220
  Public Offering Price per Unit                                          $9.785
Redemption Price per Unit                                                 $9.540
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.5182
  Less:  Estimated Annual Expense                                         $.0150
  Estimated Net Annual Interest Income                                    $.5032
Daily Rate at which Estimated Annual Interest Income
Accrues per Unit                                                        $.001398
Estimated Current Return Based on Public Offering Price (2)                5.14%
Estimated Long-Term Return (2)                                             5.93%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

3. See Note 1 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.



                                  Kemper Defined Funds
                             U.S. Treasury Portfolio Series 2
                             Essential Information (continued)
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date             Record Date is the first of each month
                                         and distributions to Unitholders on
                                         such record dates will be made on the
                                         15th day of the month.

Distribution Dates                       No distribution (other than capital
                                         gains distributions) need be made from
                                         the Principal Account if the balance
                                         therein, excluding capital gains, is
                                         less than $1.00 per 100 Units.

Trustee's Annual Fee (including          $.983 per Unit (includes $.898 of
estimated expenses)                      Trustee's annual fee per $1,000
                                         principal amount of underlying
                                         Securities and $.08 of out-of-pocket
                                         expenses per 100 Units).

Evaluator's Annual Fee                   $.25 per $1,000 principal amount of
                                         underlying Securities.

Surveillance Fee                         $.10 per $1,000 principal amount of
                                         underlying Securities.

Date of Trust Agreement and              September 9, 1993
Initial Deposit

Mandatory Termination Date               December 31, 2027

Discretionary Liquidation Amount         The Trust may be terminated if the
                                         value thereof is less than $8,400,000
                                         (40% of the par value of the Securities
                                         deposited in the Trust).

Report of Independent Auditors


Unitholders
Kemper Defined Funds
U.S. Treasury Portfolio Series 2

We have audited the accompanying statement of assets and liabilities of Kemper Defined Funds U.S. Treasury Portfolio Series 2, including the schedule of investments, as of December 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Defined Funds U.S. Treasury Portfolio Series 2 at December 31, 1996, and the results of its operations and changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP





Kansas City, Missouri
March 31, 1997

                              Kemper Defined Funds

                        U.S. Treasury Portfolio Series 2

                       Statement of Assets and Liabilities

                               December 31, 1996


Assets
Government Securities, at value (cost $14,464,745)                 $14,370,383
Interest receivable                                                    297,508
Receivable for securities sold                                          65,710
                                                                      ---------
Total assets                                                        14,733,601


Liabilities and net assets
Cash overdraft                                                         206,528
Accrued liabilities                                                      2,443
Due to Unitholders                                                     28,821
                                                                      ---------
                                                                       237,792

Net assets, applicable to 1,510,190 Units outstanding:
  Cost of Trust assets, exclusive of interest         $14,464,745
  Unrealized depreciation                                 (94,362)
  Distributable funds                                     125,426
                                                         ---------    ---------
Net assets                                                         $14,495,809
                                                                      =========

[FN]

See accompanying notes to financial statements.

                              Kemper Defined Funds

                       U.S. Treasury Portfolio Series 2

                            Statements of Operations


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Investment income - interest              $1,012,742   $1,161,097   $1,001,986
Expenses:
  Trustee's fees and related expenses         17,812       20,956       16,122
  Evaluator's fees and portfolio
    surveillance fees                          5,646        6,615        5,273
                                            ---------    ---------    ---------
Total expenses                                23,458       27,571       21,395
                                            ---------    ---------    ---------
Net investment income                        989,284    1,133,526      980,591

Realized and unrealized gain (loss) on
  investments:
  Realized loss                              (97,624)    (138,630)           -
  Unrealized appreciation (depreciation)
    during the year                         (596,474)   2,264,160   (1,673,629)
                                            ---------    ---------    ---------
Net gain (loss) on investments              (694,098)   2,125,530   (1,673,629)
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations                 $295,186   $3,259,056    ($693,038)
                                            =========    =========    =========

[FN]
See accompanying notes to financial statements.

                              Kemper Defined Funds

                        U.S. Treasury Portfolio Series 2

                       Statements of Changes in Net Assets


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Operations:
  Net investment income                     $989,284   $1,133,526     $980,591
  Realized loss on investments               (97,624)    (138,630)           -
  Unrealized appreciation (depreciation)
    on investments during the year          (596,474)   2,264,160   (1,673,629)
                                            ---------    ---------    ---------
Net increase (decrease) in net asset
  resulting from operations                  295,186    3,259,056  (693,038)

Distributions to Unitholders:
  Net investment income                     (824,121)    (966,961)    (468,909)
  Principal from investment transactions           -            -     (309,858)
                                            ---------    ---------    ---------
Total distributions to Unitholders          (824,121)    (966,961)    (778,767)

Capital transactions:
  Issuance of 1,550,000 Units                      -            -   14,256,921
  Redemption of 410,000 Units                      -   (3,710,680)           -
  Redemption of 179,810 Units             (1,692,573)           -            -
                                            ---------    ---------    ---------
Total increase (decrease) in net assets   (2,221,508)  (1,418,585)  12,785,116

Net assets:
  At the beginning of the year            16,717,317   18,135,902    5,350,786
                                            ---------    ---------    ---------
  At the end of the period (including
    distributable funds applicable to
    Trust Units of $125,426, $69,756 and
    $88,684 at December 31, 1996, 1995
    1994, respectively)                  $14,495,809  $16,717,317  $18,135,902
                                            =========    =========    =========
Trust Units outstanding at the end of
  the year                                 1,510,190    1,690,000    2,100,000
                                            =========    =========    =========
Net asset value per Unit at the end
of the year                                    $9.60        $9.89        $8.64
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.

                                Kemper Defined Funds

                          U.S. Treasury Portfolio Series 2

                               Schedule of Investments

                                  December 31, 1996

                                 U.S. Treasury Notes
        Principal                                 Maturity
           Amount               Coupon                Date               Value
       ---------                   ---                 ---                 ---
      $2,570,000                8.750%           8/15/2000          $2,786,040
       1,222,000                0.000%           8/15/2000   (1)       983,319
       2,579,000                7.875%           8/15/2001           2,750,665
       1,222,000                0.000%           8/15/2001   (1)       922,598
       2,963,000                6.375%           8/15/2002           2,981,982
         765,000                0.000%           8/15/2002   (1)       541,406
       2,883,000                5.750%           8/15/2003           2,797,411
         917,000                0.000%           8/15/2003   (1)       606,962
       ---------                                                           ---
     $15,121,000                                                   $14,370,383
       =========                                                     =========

[FN]
Note to Schedule of Investments

1. These Securities have been purchased at a discount from the par value because there is no stated interest income thereon. Such Securities are normally described as "zero coupon" Securities. Over the lives of the Securities the values increase, so that upon maturity, the holders of the Securities will receive 100% of the principal amount thereof.

See accompanying notes to financial statements.



                              Kemper Defined funds

                           U.S. Treasury Portfolio Series 2

                           Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN), or its predecessor entity, Kemper Unit Investment Trusts. On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

Government Securities are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Government Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligations. The premium or discount for the fixed rate obligations is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of the original issue discount on the zero coupon obligations and interest accrued as earned on the fixed rate obligations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 1996:

   Gross unrealized appreciation                                          $-
   Gross unrealized depreciation                                     (94,362)
                                                                  ----------
   Net unrealized depreciation                                      $(94,362)
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

4.  Other Information

Cost to Investors

The cost to initial investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account, daily accrued interest, plus a sales charge of 2.95% of the Public Offering Price (equivalent to 3.040% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, daily accrued interest on the date of an investor's purchase, plus a sales charge of 2.25% of the Public Offering Price (equivalent to 2.302% of the net amount invested).

                              Kemper Defined funds

                           U.S. Treasury Portfolio Series 2

                     Notes to Financial Statements (continued)


Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.50, $.51 and $.31 for the years ended December 31, 1996, 1995 and 1994, respectively. In addition, distribution of principal related to the sale or call of securities is $.20 per Unit for the year ended December 31, 1994.

5.  Change of Trustee

On March 1, 1996, The Bank of New York Co. assumed all trustee responsibilities from Investors Fiduciary Trust Company.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated March 31, 1997, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Defined Funds U.S. Treasury Portfolio Series 2 dated April 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1997

                        Kemper Defined Funds

                      GNMA Portfolio Series 1










                             Part Two

                      Dated April 30, 1997








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Kemper Defined Funds
                             GNMA Portfolio Series 1
                             Essential Information
                            As of December 31, 1996
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                        $5,119,289
Number of Units                                                          658,609
Fractional Undivided Interest in the Trust per Unit                    1/658,609
Principal Amount of Securities per Unit                                   $7.773
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                          $4,684,576
  Aggregate Value of Securities per Unit                                  $7.113
  Principal Cash per Unit (1)                                              $.070
  Accrued Interest per Unit through settlement date of January 6, 1997     $.004
  Total Price including Accrued Interest per Unit                         $7.187
  Sales Charge of 3.50% of Public Offering Price (3.627%
  of net amount invested) per Unit                                         $.251
  Public Offering Price per Unit                                          $7.438
Redemption Price per Unit                                                 $7.183
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.3589
  Less:  Estimated Annual Expense                                         $.0178
  Estimated Net Annual Interest Income                                    $.3411
Daily Rate at which Estimated Net Annual
Interest Income Accrues per Unit                                        $.000948
Estimated Current Return Based on Public Offering Price (2)                4.62%
Estimated Long-Term Return (2)                                             6.23%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

3. See Note 1 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.

                              Kemper Defined Funds
                             GNMA Portfolio Series 1
                         Essential Information (continued)
                             As of December 31, 1996
                 Sponsor and Evaluator:  Ranson & Associates, Inc.
                          Trustee:  The Bank of New York Co.


Record and Distribution Date Record      Date is the first of each month and
                                         distributions to Unitholders on such
                                         record dates will be made on the
                                         15th day of the month.

Distribution Dates                       No distribution (other than capital
                                         gains distributions) need be made from
                                         the Principal Account if the balance
                                         therein, excluding capital gains, is
                                         less than $1.00 per 100 Units.

Trustee's Annual Fee (including
estimated expenses)                      $1.03 per 100 Units (includes $.936 of
                                         Trustee's annual fee per $1,000
                                         principal amount of underlying
                                         Securities and $.30 of out-of-pocket
                                         expenses per 100 Units).

Evaluator's Annual Fee                   $.175 per $1,000 principal amount of
                                         underlying Securities.

Surveillance Fee                         $.25 per $1,000 principal amount of
                                         underlying Securities.

Date of Trust Agreement and
 Initial Deposit                         September 9, 1993

Mandatory Termination Date               December 31, 2027

Discretionary Liquidation Amount         The Trust may be terminated if the
                                         value thereof is less than $3,852,858
                                         (40% of the par value of the Securities
                                         deposited in the Trust).

Report of Independent Auditors


Unitholders
Kemper Defined Funds
GNMA Portfolio Series 1

We have audited the accompanying statement of assets and liabilities of Kemper Defined Funds GNMA Portfolio Series 1, including the schedule of investments, as of December 31, 1996, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Defined Funds GNMA Portfolio Series 1 at December 31, 1996, and the results of its operations and changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP





Kansas City, Missouri
March 31, 1997

                              Kemper Defined Funds

                            GNMA Portfolio Series 1

                       Statement of Assets and Liabilities

                               December 31, 1996


Assets
GNMA Securities, at value (cost $4,870,688)                         $4,684,576
Interest receivable                                                     19,700
Cash                                                                    50,773
                                                                      ---------
Total assets                                                         4,755,049


Liabilities and net assets
Accrued liabilities                                                      1,025

Net assets, applicable to 658,609 Units outstanding:
  Cost of Trust assets, exclusive of interest          $4,870,688
  Unrealized depreciation                                (186,112)
  Distributable funds                                      69,448
                                                         ---------    ---------
Net assets                                                          $4,754,024
                                                                      =========

[FN]

See accompanying notes to financial statements.

                              Kemper Defined Funds

                             GNMA Portfolio Series 1

                             Statements of Operations


                                                   Year ended December 31
                                                 1996         1995         1994
                                            ---------    ---------    ---------
Investment income - interest                $331,373     $409,580     $500,908
Expenses:
  Trustee's fees and related expenses          8,019       12,212       12,963
  Evaluator's fees and portfolio
    surveillance fees                          2,412        3,163        3,873
                                            ---------    ---------    ---------
Total expenses                                10,431       15,375       16,836
                                            ---------    ---------    ---------
Net investment income                        320,942      394,205      484,072

Realized and unrealized gain (loss) on
  investments:
  Realized loss                              (40,803)     (80,279)     (47,814)
  Unrealized appreciation (depreciation)
    during the year                          (84,380)     765,042     (759,092)
                                            ---------    ---------    ---------
Net gain (loss) on investments              (125,183)     684,763     (806,906)
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations                 $195,759   $1,078,968    ($322,834)
                                            =========    =========    =========

[FN]
See accompanying notes to financial statements.

                              Kemper Defined Funds

                             GNMA Portfolio Series 1

                       Statements of Changes in Net Assets


                                                  Year ended December 31
                                               1996         1995         1994
                                          ---------    ---------    ---------
Operations:
  Net investment income                     $320,942     $394,205     $484,072
  Realized loss on investments               (40,803)     (80,279)     (47,814)
  Unrealized appreciation (depreciation)
    on investments during the year           (84,380)     765,042     (759,092)
                                            ---------    ---------    ---------
Net increase (decrease) in net asset
  resulting from operations                  195,759    1,078,968  (322,834)

Distributions to Unitholders:
  Net investment income                     (262,160)    (380,810)    (491,886)
  Principal from investment transactions    (480,217)    (596,371)    (805,066)
                                           ---------    ---------    ---------
Total distributions to Unitholders          (742,377)    (977,181)  (1,296,952)

Capital transactions:
  Redemption of 52,933 Units                              -     -     (429,075)
  Redemption of 161,287 Units                           (1,289,443)           -
  Redemption of 91,129 Units                (687,551)           -            -
                                            ---------    ---------    ---------
Total decrease in net assets              (1,234,169)  (1,187,656)  (2,048,861)

Net assets:
  At the beginning of the year             5,988,193    7,175,849    9,224,710
                                           ---------    ---------    ---------
  At the end of the period (including
    distributable funds applicable to
    Trust Units of $69,448, $85,616 and
    $95,770 at December 31, 1996, 1995
    1994, respectively)                   $4,754,024   $5,988,193   $7,175,849
                                            =========    =========    =========
Trust Units outstanding at the end of
  the year                                   658,609      749,738      911,025
                                            =========    =========    =========
Net asset value at the end of the year         $7.22        $7.99        $7.88
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.

                              Kemper Defined Funds

                             GNMA Portfolio Series 1

                              Schedule of Investments

                                December 31, 1996


                          Government National Mortgage Association
                        Modified Pass-Through Mortgage-Backed Securities
    Principal                       Range of Stated
       Amount         Coupon             Maturities              Value
   ---------             ---             ----------                ---
  $3,202,188           6.00%        7/15/08-12/20/08    (2) $3,097,676
     306,001           9.00%        6/15/98-11/20/2003  (2)    315,650
     176,100           9.50%        6/15/98-7/20/2002   (2)    182,002
     482,000           0.00%       11/15/00                    381,570 (1)
     953,000           0.00%       11/15/01                    707,678 (1)
 ----------                                                ----------
  $5,119,289                                                $4,684,576
   =========                                                 =========

[FN]

Notes to Schedule of Investments

1. These U.S. Treasury Bonds have been purchased at a discount from the par value because there is no stated interest income thereon. Such Bonds are normally described as "zero coupon" Bonds. Over the lives of the Bonds the values increase, so that upon maturity, the holders of the Bonds will receive 100% of the principal amount thereof.

2. The principal amount of GNMA Mortgage-Backed Securities listed as having the range of maturities shown is an aggregate of individual Securities having varying stated maturities within that shown. They are listed as one category of Securities with a single range of maturities because current market conditions do not accord a significant difference in price among the Securities grouped together on the basis of the differences in their stated maturities. At some time in the future, however, the differences in stated maturities could affect the market value of the individual Securities.

See accompanying notes to financial statements.

                          Kemper Defined Funds

                        GNMA Portfolio Series 1

                     Notes to Financial Statements

1.  Significant Accounting Policies

Trust Sponsor and Evaluator

From the Trust's date of deposit through November 26, 1996, the Trust's sponsor and evaluator was EVEREN Unit Investment Trusts (EVEREN), or its predecessor entity, Kemper Unit Investment Trusts. On that date, Zurich Kemper Investments, Inc. acquired EVEREN and assigned substantially all of its unit investment trust business to Ranson & Associates, Inc., which serves as the Trust's sponsor and evaluator.

Valuation of Securities

GNMA Securities and the zero coupon obligations are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, or (d) any combination of the above.

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period, plus amortization of original issue discount for the zero coupon obligations. The premium or discount for the mortgage-backed securities is recognized as an adjustment of investment income on a pro rata basis as principal repayments are received. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of amortization of original issue discount on the zero coupon obligations and interest accrued as earned on the mortgage-backed securities.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 1996:

   Gross unrealized appreciation                                      $21,235
   Gross unrealized depreciation                                     (207,347)
                                                                  ----------
   Net unrealized depreciation                                      $(186,112)
                                                                   =========


3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

                         Kemper Defined Funds

                       GNMA Portfolio Series 1

               Notes to Financial Statements (continued)


Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit, on a record date basis, are $.37, $.43 and $.50 for the years ended December 31, 1996, 1995 and 1994, respectively. In addition, distribution of principal related to the sale or call of securities is $.69, $.75 and $.86 per Unit for the years ended December 31, 1996, 1995 and 1994, respectively.

5.  Change of Trustee

On March 1, 1996, The Bank of New York Co. assumed all trustee responsibilities from Investors Fiduciary Trust Company.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated March 31,1997 in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Defined Funds GNMA Portfolio Series 1 dated April 30, 1997.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1997

              Contents of Post-Effective Amendment
                    To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                        The facing sheet


                         The prospectus


                         The signatures


             The Consent of Independent Accountants

                           Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Kemper Defined Funds Series 5, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 1997.

                              Kemper Defined Funds Series 5
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 1997 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.